UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2006

Item 1. Reports to Stockholders

Annual Report September 30, 2006

EATON VANCE
NATIONAL
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Municipals Fund as of September 30, 2006

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Eaton Vance National Municipals Fund (the “Fund”) is designed to provide current income exempt from regular federal income tax. The Fund invests primarily in investment-grade municipal obligations but also invests in lower-rated municipal obligations.

Economic and Market Conditions

Third quarter economic growth slowed to 1.6%, following the 2.6% growth rate achieved in the second quarter. With higher mortgage rates in the market, led largely by the persistent Federal Reserve (the “Fed”) tightening, the housing market continued to soften, with building permits and existing home sales leading the way. However, energy prices declined significantly in the quarter, somewhat offsetting the impact of a weakening housing market. The economy continued to create jobs over the period, with the unemployment rate standing at 4.6% as of September 30, 2006.

Inflation expectations moderated with the lower energy prices, although the core Consumer Price Index – measured on a year-over-year basis – has demonstrated a slow but steady rise. The Fed, which raised short-term rates 17 times since June 2004, is currently in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At September 30, 2006, the Federal Funds rate stood at 5.25%.

Municipal market supply for the first half of the year was lower than that experienced in 2005. As a result, municipals have generally outperformed Treasury bonds for the year ended September 30, 2006, as demand has remained strong. At September 30, 2006, long-term AAA-rated, insured municipal bonds yielded 90% of U.S. Treasury bonds with similar maturities.*

For the year ended September 30, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 4.45%. For more information about the Fund’s performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition page that follows.

Management Discussion

The Fund invests primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — management felt that the long end of the municipal curve was a relatively attractive place to be positioned.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and continued growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Fund’s returns during the period.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.

†It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance National Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and tables set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Thomas M. Metzold, CFA

Performance (1)	Class A	Class B	Class C	Class I

Average Annual Total Returns (at net asset value)
One Year	9.50%	8.69%	8.69%	9.77%
Five Years	8.07	7.50	7.30	8.34
Ten Years	7.03	6.43	6.21	N.A.
Life of Fund†	7.47	6.86	5.66	7.39

SEC Average Annual Total (including sales charge or applicable CDSC)
One Year	4.32%	3.69%	7.69%	9.77%
Five Years	7.02	7.20	7.30	8.34
Ten Years	6.51	6.43	6.21	N.A.
Life of Fund†	7.05	6.86	5.66	7.39

†Inception Dates – Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
One Year	4.45%
Five Years	5.17
Ten Years	5.90

Lipper Averages(3)

Lipper General Municipal Debt Funds Classification Average Annual Total Returns
One Year	4.16%
Five Years	4.45
Ten Years	5.02

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate(4)	4.42%	3.68%	3.68%	4.67%
Taxable-Equivalent Dist. Rate (4),(5)	6.80	5.66	5.66	7.18
SEC 30-day Yield (6)	3.90	3.35	3.35	4.36
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.00	5.15	5.15	6.71

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 12/19/85.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/96 and Class I on 7/1/99 (commencement of operations), respectively, would have been valued at $19,734 ($18,793 at the maximum offering price), $18,270 and $16,765, respectively, on 9/30/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution (7),(8)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 256, 224, and 147 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) As of 9/30/06. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance National Municipals Fund as of September 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 – September 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,048.60	$3.59
Class B	$1,000.00	$1,044.70	$7.43
Class C	$1,000.00	$1,044.70	$7.43
Class I	$1,000.00	$1,049.90	$2.36
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.55
Class B	$1,000.00	$1,017.80	$7.33
Class C	$1,000.00	$1,017.80	$7.33
Class I	$1,000.00	$1,022.80	$2.33

* Expenses are equal to the Fund's annualized expense ratio of 0.70% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares, and 0.46% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the next asset value per share determined at the close of business on March 31, 2006.

3

Eaton Vance National Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.8%
Principal Amount (000's omitted)	Security	Value
Bond Bank — 0.3%
$8,510	Rickenbacker, OH, Port Authority, Variable Rate, 8.339%, 1/1/32(1)(2)(3)	$11,343,490
		$11,343,490
Cogeneration — 1.4%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,393,871
4,800	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	4,799,760
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	4,999,800
6,100	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,100,000
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	22,208,132
		$60,501,563
Education — 1.3%
$4,130	California Educational Facilities Authority, (Stanford University), Variable Rate, 8.135%, 6/1/27(2)	$4,466,265
7,230	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	7,546,312
7,345	Massachusetts Development Finance Agency, (Smith College), Variable Rate, 8.687%, 7/1/35(1)(2)	8,418,104
27,750	Massachusetts Health and Higher Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	33,716,250
		$54,146,931
Electric Utilities — 2.6%
$13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$13,869,700
9,260	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	9,613,084
28,000	Long Island, NY, Power Authority, (Electric Systems Revenue), 5.00%, 9/1/35	29,257,760
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,132,240
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,161,050
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,686,000

Principal Amount (000's omitted)	Security	Value
Electric Utilities (continued)
$13,800	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$14,829,756
5,500	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	5,910,410
90	Salt River, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31	93,844
8,400	Salt River, AZ, Agricultural Improvements and Power District, Variable Rate, 9.377%, 1/1/31(1)(2)	10,193,820
8,400	Salt River, AZ, Agricultural Improvements and Power District, Variable Rate, 9.72%, 1/1/31(1)(2)	10,193,820
		$109,941,484
Escrowed / Prerefunded — 6.3%
$2,400	Bexar County, TX, Health Facilities, (St. Luke's Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,135,096
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	1,852,815
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	5,638,362
215,825	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22(4)	107,707,466
11,175	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	5,576,884
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	48,733,198
7,890	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	8,056,479
6,625	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	7,448,024
5,675	Maricopa County, AZ, Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,114,302
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	71,088,000
3,725	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	4,051,496
		$269,402,122
General Obligations — 4.7%
$35,000	California, 4.75%, 6/1/35	$35,532,350
57,700	California, 4.75%, 9/1/35	58,640,510
16,000	California, 5.25%, 11/1/29	17,055,520
20,000	California, 5.25%, 2/1/30	21,008,600
9,875	California, 5.50%, 11/1/33	10,857,859
38,000	Georgia, 1.00%, 3/1/26	21,333,580
4,735	New York City, NY, Variable Rate, 7.46%, 6/1/28(1)(2)	5,640,995
15,000	North Carolina, 3.00%, 3/1/28	12,060,600

See notes to financial statements

4

Eaton Vance National Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
General Obligations (continued)
$10,750	South Carolina, 3.00%, 8/1/21	$9,287,247
10,000	South Carolina, 3.00%, 8/1/22	8,543,400
		$199,960,661
Health Care-Miscellaneous — 0.1%
$880	Pittsfield Township, MI, Economic Development Corp., (Arbor Hospice), 7.875%, 8/15/27	$893,253
2,348	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	2,466,439
2,515	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36	2,612,924
		$5,972,616
Hospital — 9.9%
$14,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$14,438,060
30,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	31,424,760
12,500	California Health Facilities Financing Authority, (Kaiser Permanente), 5.25%, 4/1/39	13,230,500
13,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	13,413,010
17,295	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	17,887,008
45,500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	46,849,075
77,500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	81,707,475
7,100	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	7,307,675
15,330	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	15,638,286
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	15,026,262
4,000	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	4,144,960
9,500	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	9,968,350
27,175	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	27,998,946
12,975	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 4.75%, 2/15/34	13,061,284
25,520	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/39	26,222,566
17,435	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	18,151,055

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$26,730	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	$27,488,063
3,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,882,620
14,685	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), Variable Rate, 6.30%, 7/1/28(1)(2)	16,124,130
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,101,480
3,075	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(5)	92,250
12,500	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 6.94%, 11/15/27(1)(6)	13,414,750
		$421,572,565
Housing — 2.9%
$3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), 6.375%, 9/1/32	$3,065,460
7,125	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	6,306,124
12,900	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	12,908,385
8,910	California Housing Finance Agency, (AMT), 4.95%, 8/1/36	9,043,917
6,360	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 14.076%, 12/1/29(1)(2)(3)(10)	9,763,745
600	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 21.82%, 12/1/34(1)(2)(3)(10)	1,085,658
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09(1)	16,916,960
10,770	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.85%, 8/15/31	12,568,159
9,355	Lake Creek, CO, (Affordable Housing Corp.), Multifamily, 6.25%, 12/1/23	9,789,072
14,750	Nebraska Investment Finance Authority, (Single Family Housing), (AMT), 4.70%, 9/1/21	14,951,337
14,995	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	15,314,993
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,594,461
		$122,308,271
Industrial Development Revenue — 11.6%
$7,060	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$7,884,608
10,260	Bedford County, VA, Industrial Development Authority, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,691,536

See notes to financial statements

5

Eaton Vance National Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$2,250	Calhoun County, AR, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	$2,367,180
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,100,215
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,272,080
5,000	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (American Airlines), 7.25%, 11/1/30	5,051,000
55,500	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(5)(10)	56,887,500
13,290	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	13,434,196
3,500	Effingham County, GA, Industrial Development Authority, PCR, (Georgia Pacific Corp.), 6.50%, 6/1/31	3,710,805
6,290	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	6,495,306
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	31,966,800
95,115	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	108,716,445
32,700	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), Variable Rate, 7.80%, 10/1/35(1)(2)	46,728,300
14,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), Variable Rate, 7.999%, 10/1/35(1)(2)	20,006,000
5,000	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,075,700
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	10,219,000
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	15,328,350
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	3,576,615
5,025	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	5,032,085
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	19,381,401
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	6,022,021
10,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	11,276,100
7,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 7.50%, 8/1/16	7,963,620
15,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 7.75%, 8/1/31	17,706,300
29,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 7.625%, 8/1/25	33,874,030

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$12,500	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	$14,442,125
10,000	New York City, NY, Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	10,183,400
2,767	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,531,375
1,159	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 9.75%, 7/1/10	1,111,513
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,167,400
		$493,203,006
Insured-Education — 2.1%
$15,045	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	$14,887,328
28,695	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	28,671,757
165	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Authority, (University of Puerto Rico), DRIVERS, (MBIA), Variable Rate, 106.79%, 7/1/33(1)(2)(10)	734,539
10,000	University of Alabama, (XLCA), 4.50%, 7/1/36	9,894,100
22,675	University of California, (MBIA), 4.75%, 5/15/33	23,146,640
13,345	University of California, (MBIA), 4.75%, 5/15/37	13,595,753
		$90,930,117
Insured-Electric Utilities — 5.2%
$7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$8,036,400
5,500	Intermountain Power Agency, UT, (MBIA), Variable Rate, 10.85%, 7/1/19(1)(2)	6,271,045
33,915	Lincoln, NE, Electric System, (FSA), 4.75%, 9/1/35	34,568,881
67,500	Long Island, NY, Power Authority, (Electric Systems Revenue), (FGIC), 5.00%, 12/1/22	72,828,450
20,000	Los Angeles, CA, Department of Water and Power, (FSA), 4.625%, 7/1/37	20,250,200
19,000	Omaha, NB, Public Power District, (AMBAC), 5.00%, 2/1/49	19,855,760
6,000	Sacramento, CA, Municipal Electric Utility District, (FSA), Variable Rate, 7.076%, 8/15/28(1)(2)	6,747,120
53,250	Springfield, Public Utility, (FGIC), 4.50%, 8/1/36(7)	52,857,547
		$221,415,403
Insured-Escrowed / Prerefunded — 2.0%
$32,270	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, Variable Rate, 7.09%, 1/1/28(1)(2)	$44,324,781
9,500	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 5.90%, 1/1/20(1)(6)	11,228,050

See notes to financial statements

6

Eaton Vance National Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$20,505	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 6.295%, 1/1/23(1)(6)	$25,521,958
5,000	Umatilla County, OR, School District No. 008R, (MBIA), Prerefunded to 6/15/09, Variable Rate, 6.32%, 6/15/19(1)(6)	5,428,450
		$86,503,239
Insured-General Obligations — 4.8%
$695	California, (AMBAC), 4.375%, 3/1/31	$691,879
9,900	California, (AMBAC), Variable Rate, 9.051%, 5/1/26(1)(2)	12,023,451
12,000	California, (MBIA), 4.75%, 3/1/31	12,273,960
11,665	California, RITES, (AMBAC), Variable Rate, 7.08%, 2/1/28(1)(2)	16,033,776
12,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	5,870,500
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	7,261,667
50,985	Detroit, MI, School District, (FSA), 5.25%, 5/1/32	59,284,848
4,450	Geary County, KS, Unified School District #475, (MBIA), 3.00%, 9/1/26	3,609,395
20,000	Georgia, (MBIA), 2.00%, 9/1/24	14,221,800
18,380	Louisiana, (FSA), 4.25%, 5/1/25	17,883,740
10,000	Madison Borough, NJ, Board of Education, (MBIA), 4.75%, 7/15/35	10,263,400
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	9,273,600
20,000	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.50%, 10/1/36(7)	19,821,000
10,780	Puerto Rico, RITES, (AGC), Variable Rate, 8.715%, 7/1/29(1)(2)(3)	16,715,360
		$205,228,376
Insured-Hospital — 1.0%
$5,070	Maryland Health and Higher Educational Facilities Authority, (Medlantic), (AMBAC), Variable Rate, 7.76%, 8/15/38(1)(2)	$7,637,549
7,835	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	8,228,709
9,395	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.50%, 10/1/35	9,297,292
13,500	Washington, Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.625%, 10/1/34	13,591,395
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,266,200
		$44,021,145

Principal Amount (000's omitted)	Security	Value
Insured-Housing — 0.4%
$13,365	Virginia Housing Development Authority, (MBIA), Variable Rate, 8.328%, 7/1/36(1)(2)	$15,564,077
		$15,564,077
Insured-Lease Revenue / Certificates of Participation — 0.6%
$4,115	Gloucester County, NJ, Improvements Authority, (MBIA), 4.75%, 9/1/30	$4,243,182
20,040	Jackson County, MO, Obligation, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	20,095,711
		$24,338,893
Insured-Miscellaneous — 0.1%
$25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	$4,079,500
		$4,079,500
Insured-Other Revenue — 3.1%
$40,295	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/38	$42,093,769
25,470	New York City, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	25,934,318
16,240	New York City, NY, Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	16,211,905
45,925	New York City, NY, Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	46,760,376
		$131,000,368
Insured-Special Tax Revenue — 2.0%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$6,397,576
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	14,222,116
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,380,800
9,775	Massachusetts Bay Transportation Authority, Assessment Bonds, Sales Tax Revenue, (MBIA), 4.50%, 7/1/35	9,777,933
11,495	Miami-Dade County, FL, Transit Sales Surtax Revenue, (XLCA), 4.75%, 7/1/36	11,723,751
29,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	29,698,444
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	5,977,874
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,425,385
		$86,603,879

See notes to financial statements

7

Eaton Vance National Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 15.1%
$29,800	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$30,826,312
10,000	Chicago, IL, O'Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	10,428,000
45,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36(8)	47,199,134
5,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (FGIC), (AMT), 5.625%, 11/1/21	5,364,600
3,335	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (FSA), (AMT), Variable Rate, 8.31%, 11/1/17(1)(2)	4,217,608
4,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (MBIA), (AMT), Variable Rate, 8.31%, 11/1/19(1)(2)	5,058,600
2,500	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (FGIC), (AMT), 5.50%, 11/1/20	2,668,050
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	2,214,800
25,720	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/38	5,412,002
5,700	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	5,690,652
18,825	Indianapolis, Local Public Improvement Bond Bank, (AMBAC), (AMT), Variable Rate, 7.82%, 1/1/36(1)(2)	21,887,075
12,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	12,325,320
50,000	Metropolitan Washington, DC, Authority Airport System, (MBIA), (AMT), 5.00%, 10/1/35	52,173,000
19,240	Miami-Dade County, FL, Aviation, (Miami International Airport), (XLCA), (AMT), 5.00%, 10/1/37	19,979,008
30,000	New Jersey Transportation Trust Fund Authority, (AMBAC), 0.00%, 12/15/35	8,037,600
67,340	New Jersey Transportation Trust Fund Authority, (AMBAC), 0.00%, 12/15/36	17,195,269
53,000	New Jersey Transportation Trust Fund Authority, (FGIC), 0.00%, 12/15/31	17,259,450
129,605	New York Thruway Authority, (Local Highway and Bridge), (AMBAC), 5.00%, 4/1/18	140,784,727
7,410	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	7,257,206
64,670	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	64,762,478
7,485	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 4/1/25	7,509,850
38,020	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 9/1/29	38,213,142
7,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/35	7,387,940
21,210	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/40	22,288,741

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$3,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	$3,150,570
9,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.075%, 7/1/32(1)(2)	10,141,560
24,200	Regional Transportation Authority, LA, (MBIA), 4.50%, 7/1/35(7)	24,024,792
12,480	South Jersey, NJ, Transportation Authority, (FGIC), 4.50%, 11/1/35	12,549,014
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	14,111,465
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	25,052,500
		$645,170,465
Insured-Water and Sewer — 8.0%
$11,915	Atlanta, GA, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$12,171,411
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	5,515,482
80,000	Detroit, MI, Water Supply System, (FSA), 5.00%, 7/1/33	84,451,200
25,335	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	25,166,776
21,750	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	21,417,660
10,100	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33(7)	9,761,448
8,375	Houston, TX, Water and Sewer System, (FSA), 0.00%, 12/1/28	3,108,800
6,465	King County, WA, Sewer Revenue, (MBIA), 4.50%, 1/1/32	6,440,433
12,915	Los Angeles, CA, Wastewater System, (MBIA), 4.50%, 6/1/29	13,011,217
57,195	Los Angeles, CA, Wastewater System, (MBIA), 4.75%, 6/1/35(4)	58,435,560
31,360	San Francisco, CA, City and County Public Utilities Commission Water Revenue, (FSA), 4.25%, 11/1/33	30,497,600
14,255	San Francisco, CA, City and County Public Utilities Commission Water Revenue, (FSA), 4.75%, 11/1/36	14,590,848
38,080	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	38,181,674
21,055	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	19,091,832
		$341,841,941

See notes to financial statements

8

Eaton Vance National Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Nursing Home — 1.3%
$4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31	$3,739,126
9,490	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 7.50%, 6/1/25	9,761,794
2,370	Lackawanna County, PA, Industrial Development Authority, (Edella Street Associates), 8.875%, 9/1/14	2,370,284
13,250	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	13,491,680
11,420	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,655,267
10,675	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,686,422
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,639,370
2,125	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,130,164
		$55,474,107
Other Revenue — 6.3%
$21,600	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(1)	$23,247,000
10,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20(1)	10,993,200
71,985	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	73,839,334
10,950	Golden State Tobacco Securitization Corp., CA, Variable Rate, 6.759%, 6/1/43(1)(3)(6)	13,386,375
10,000	Golden State Tobacco Securitization Corp., CA, Variable Rate, 7.025%, 6/1/33(1)(3)(6)	12,225,000
11,300	Golden State Tobacco Securitization Corp., CA, Variable Rate, 7.275%, 6/1/38(1)(3)(6)	13,980,473
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	1,966,335
56,530	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	56,686,588
10,200	Orange County, NC, (Community Activity Corp.), 8.00%, 3/1/24(5)	229,500
5,000	Tennessee Energy Acquisition Corp., Variable Rate, 8.85%, 9/1/26(1)(2)	7,510,400
10,885	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	12,258,905
20,700	Tobacco Settlement Financing Corp., NJ, Variable Rate, 9.711%, 6/1/39(1)(3)(6)	25,925,508
12,000	Tobacco Settlement Financing Corp., VA, Variable Rate, 7.663%, 6/1/37(1)(2)(3)	13,974,240

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$2,275	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	$2,326,961
		$268,549,819
Senior Living / Life Care — 1.5%
$4,105	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$4,252,370
9,490	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	9,954,061
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(9)	5,443,087
6,680	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12(9)	5,601,380
1,300	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.375%, 11/15/09	1,297,140
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(9)	6,075,278
11,925	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.75%, 1/1/33	11,821,968
800	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 9.00%, 1/1/12(5)	129,664
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(11)	7,507,852
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(11)	9,909,396
		$61,992,196
Special Tax Revenue — 1.0%
$6,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$6,306,780
10,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	10,756,200
1,815	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	1,940,090
16,665	Puerto Rico Infrastructure Financing Authority, 5.00%, 7/1/46	17,168,616
3,000	Tri-County, OR, Metropolitan Transportation District, Variable Rate, 5.94%, 8/1/19(1)(6)	3,236,820
4,230	University Square, FL, Community Development District, 6.75%, 5/1/20	4,543,401
		$43,951,907
Transportation — 1.9%
$23,550	Massachusetts Bay Transportation Authority, 5.25%, 7/1/27	$27,254,886
20,000	Massachusetts Bay Transportation Authority, 5.25%, 7/1/30	23,251,800

See notes to financial statements

9

Eaton Vance National Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation (continued)
$30,845	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	$31,419,025
		$81,925,711
Water and Sewer — 4.3%
$27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$24,797,467
23,625	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/38	24,149,475
121,150	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33	124,126,656
10,250	New York State Environmental Facilities Corp., (MBIA), 4.75%, 6/15/35	10,547,763
		$183,621,361
Total Tax-Exempt Investments — 101.8% (identified cost $4,036,142,297)		$4,340,565,213
Other Assets, Less Liabilities — (1.8)%		$(74,742,717)
Net Assets — 100.0%		$4,265,822,496

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At September 30, 2006, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	20.8%
New York	21.1%
Others, representing less than 10% individually	59.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 43.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 10.7% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $505,696,602 or 11.9% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Defaulted bond.

(6)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(7)  When-issued security.

(8)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(9)  Security is in default and making only partial interest payments.

(10)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(11)  Security is in default with respect to principal payments.

See notes to financial statements

10

Eaton Vance National Municipals Fund as of September 30, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2006

Assets
Investments, at value (identified cost, $4,036,142,297)	$4,340,565,213
Cash	60,647
Receivable for investments sold	295,000
Receivable for Fund shares sold	37,633,640
Interest receivable	70,101,691
Miscellaneous receivable	19,678
Total assets	$4,448,675,869
Liabilities
Payable for when-issued securities	$52,937,280
Payable for investments purchased	52,420,631
Demand note payable	48,100,000
Payable for Fund shares redeemed	15,802,301
Dividends payable	6,091,494
Payable for closed interest rate swap contracts	2,782,000
Payable to affiliate for distribution and service fees	2,655,200
Payable to affiliate for investment advisory fees	1,342,738
Accrued expenses	721,729
Total liabilities	$182,853,373
Net Assets	$4,265,822,496
Sources of Net Assets
Paid-in capital	$3,954,809,675
Accumulated undistributed net realized gain (computed on the basis of identified cost)	17,920,570
Accumulated undistributed net investment income	8,037,085
Net unrealized appreciation (computed on the basis of identified cost)	285,055,166
Total	$4,265,822,496
Class A Shares
Net Assets	$3,259,363,132
Shares Outstanding	276,693,045
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.78
Maximum Offering Price Per Share (100 ÷ 95.25 of $11.78)	$12.37
Class B Shares
Net Assets	$140,593,247
Shares Outstanding	11,936,325
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.78
Class C Shares
Net Assets	$783,143,120
Shares Outstanding	66,485,056
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.78
Class I Shares
Net Assets	$82,722,997
Shares Outstanding	7,020,932
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.78
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
September 30, 2006

Investment Income
Interest	$182,945,644
Total investment income	$182,945,644
Expenses
Investment adviser fee	$11,919,107
Trustees' fees and expenses	31,059
Distribution and service fees Class A	6,365,602
Class B	1,112,493
Class C	5,401,376
Transfer and dividend disbursing agent fees	1,174,862
Custodian fee	507,116
Registration fees	269,263
Legal and accounting services	267,276
Printing and postage	176,011
Miscellaneous	861,312
Total expenses	$28,085,477
Deduct — Reduction of custodian fee	$402,870
Total expense reductions	$402,870
Net expenses	$27,682,607
Net investment income	$155,263,037
Realized and Unrealized Gain (Loss)
Net realized gain — Investment transactions (identified cost basis)	$14,345,192
Financial futures contracts	39,230,047
Interest rate swap contracts	13,634,000
Net realized gain	$67,209,239
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$118,056,337
Financial futures contracts	(37,548,941)
Interest rate swap contracts	(3,320,783)
Net change in unrealized appreciation (depreciation)	$77,186,613
Net realized and unrealized gain	$144,395,852
Net increase in net assets from operations	$299,658,889

See notes to financial statements

11

Eaton Vance National Municipals Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2006	Year Ended September 30, 2005
From operations — Net investment income	$155,263,037	$114,562,412
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	67,209,239	574,827
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	77,186,613	67,036,058
Net increase in net assets from operations	$299,658,889	$182,173,297
Distributions to shareholders — From net investment income Class A	$(118,051,895)	$(99,555,730)
Class B	(4,320,365)	(2,431,912)
Class C	(20,894,988)	(12,730,736)
Class I	(2,101,962)	(538,085)
Total distributions to shareholders	$(145,369,210)	$(115,256,463)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,268,188,085	$504,415,346
Class B	61,402,718	57,695,387
Class C	420,877,219	181,098,827
Class I	71,850,088	12,894,692
Net asset value of shares issued to shareholders in payment of distributions declared Class A	64,304,849	48,716,876
Class B	2,334,782	1,216,536
Class C	10,889,973	6,402,879
Class I	1,617,446	172,092
Cost of shares redeemed Class A	(342,257,371)	(232,518,287)
Class B	(10,711,188)	(6,057,593)
Class C	(63,309,338)	(32,049,646)
Class I	(8,201,000)	(3,480,305)
Net asset value of shares exchanged Class A	1,388,451	202,806
Class B	(1,388,451)	(202,806)
Net increase in net assets from Fund share transactions	$1,476,986,263	$538,506,804
Net increase in net assets	$1,631,275,942	$605,423,638

Net Assets	Year Ended September 30, 2006	Year Ended September 30, 2005
At beginning of year	$2,634,546,554	$2,029,122,916
At end of year	$4,265,822,496	$2,634,546,554
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$8,037,085	$(275,591)

See notes to financial statements

12

Eaton Vance National Municipals Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$11.270	$10.920	$10.840		$10.920		$10.550
Income (loss) from operations
Net investment income	$0.565	$0.574	$0.654		$0.666		$0.656
Net realized and unrealized gain (loss)	0.478	0.355	0.079		(0.105)		0.334
Total income from operations	$1.043	$0.929	$0.733		$0.561		$0.990
Less distributions
From net investment income	$(0.533)	$(0.579)	$(0.653)		$(0.641)		$(0.620)
Total distributions	$(0.533)	$(0.579)	$(0.653)		$(0.641)		$(0.620)
Net asset value — End of year	$11.780	$11.270	$10.920		$10.840		$10.920
Total Return(3)	9.50%	8.69%	6.94%		5.46%		9.84%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,259,363	$2,147,435	$1,769,191		$236,885		$213,456
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.72%	0.77%	0.79	%(4)	0.78	%(4)	0.83	%(4)
Expenses after custodian fee reduction	0.71%	0.76%	0.79	%(4)	0.78	%(4)	0.82	%(4)
Net investment income	4.93%	5.14%	6.05%		6.29%		6.31%
Portfolio Turnover of the Portfolio(5)	—	—	44%		35%		32%
Portfolio Turnover of the Fund	100%	68%	—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.28% to 6.31%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

13

Eaton Vance National Municipals Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Year Ended September 30,
	2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of year	$11.270	(2)	$10.920		$10.850		$10.920		$10.550
Income (loss) from operations
Net investment income	$0.478		$0.482		$0.598		$0.622		$0.613
Net realized and unrealized gain (loss)	0.480		0.364		0.063		(0.097)		0.330
Total income from operations	$0.958		$0.846		$0.661		$0.525		$0.943
Less distributions
From net investment income	$(0.448	)(2)	$(0.496)		$(0.595)		$(0.601)		$(0.578)
Total distributions	$(0.448)		$(0.496)		$(0.595)		$(0.601)		$(0.578)
Contingent deferred sales charges	$—		$—		$0.004		$0.006		$0.005
Net asset value — End of year	$11.780		$11.270		$10.920		$10.850		$10.920
Total Return(4)	8.69%		8.15	%(5)	6.25%		5.17%		9.30%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$140,593		$83,629		$29,577		$1,553,297		$1,582,772
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.47%		1.52%		1.17	%(6)	1.20	%(6)	1.25	%(6)
Expenses after custodian fee reduction	1.46%		1.51%		1.17	%(6)	1.20	%(6)	1.24	%(6)
Net investment income	4.17%		4.30%		5.44%		5.88%		5.89%
Portfolio Turnover of the Portfolio(7)	—		—		44%		35%		32%
Portfolio Turnover of the Fund	100%		68%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 0.9334516-for-1 reverse stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.86% to 5.89%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.19% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

14

Eaton Vance National Municipals Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Year Ended September 30,
	2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of year	$11.270	(2)	$10.920		$10.840		$10.920		$10.550
Income (loss) from operations
Net investment income	$0.480		$0.486		$0.565		$0.587		$0.579
Net realized and unrealized gain (loss)	0.478		0.360		0.087		(0.101)		0.333
Total income from operations	$0.958		$0.846		$0.652		$0.486		$0.912
Less distributions
From net investment income	$(0.448	)(2)	$(0.496)		$(0.572)		$(0.566)		$(0.542)
Total distributions	$(0.448)		$(0.496)		$(0.572)		$(0.566)		$(0.542)
Net asset value — End of year	$11.780		$11.270		$10.920		$10.840		$10.920
Total Return(4)	8.69%		7.99	%(5)	6.15%		4.71%		9.02%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$783,143		$388,276		$224,955		$200,310		$185,439
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.47%		1.52%		1.53	%(6)	1.53	%(6)	1.57	%(6)
Expenses after custodian fee reduction	1.46%		1.51%		1.53	%(6)	1.53	%(6)	1.56	%(6)
Net investment income	4.18%		4.35%		5.19%		5.54%		5.56%
Portfolio Turnover of the Portfolio(7)	—		—		44%		35%		32%
Portfolio Turnover of the Fund	100%		68%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 0.8890861-for-1 reverse stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.53% to 5.56%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

15

Eaton Vance National Municipals Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2006(1)		2005(1)(2)	2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of year	$11.270	(2)	$10.920	$10.850		$10.910		$10.550
Income (loss) from operations
Net investment income	$0.601		$0.590	$0.673		$0.693		$0.688
Net realized and unrealized gain (loss)	0.471		0.368	0.078		(0.088)		0.314
Total income from operations	$1.072		$0.958	$0.751		$0.605		$1.002
Less distributions
From net investment income	$(0.562	)(2)	$(0.608)	$(0.681)		$(0.665)		$(0.642)
Total distributions	$(0.562)		$(0.608)	$(0.681)		$(0.665)		$(0.642)
Net asset value — End of year	$11.780		$11.270	$10.920		$10.850		$10.910
Total Return(4)	9.77%		8.92%	7.17%		5.84%		10.05%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$82,723		$15,208	$5,400		$2,414		$2,193
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.47%		0.52%	0.53	%(5)	0.53	%(5)	0.57	%(5)
Expenses after custodian fee reduction	0.46%		0.51%	0.53	%(5)	0.53	%(5)	0.56	%(5)
Net investment income	5.22%		5.27%	6.18%		6.54%		6.60%
Portfolio Turnover of the Portfolio(6)	—		—	44%		35%		32%
Portfolio Turnover of the Fund	100%		68%	—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 0.9263531-for-1 reverse stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.57% to 6.60%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

16

Eaton Vance National Municipals Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve current income exempt from regular federal income tax by investing primarily in investment grade municipal obligations. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $7,688,726 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2013 ($7,688,726). Dividends paid by the Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at September 30, 2006, the Fund had net capital losses of $2,315,826, attributable to security transactions incurred after October 31, 2005. These are treated as arising on the first day of the Fund's taxable year ending September 30, 2007.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

17

Eaton Vance National Municipals Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-issued and Delayed Delivery Transactions — The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes semi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

M  Other — Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed on the specific identification of the securities sold.

  2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial

18

Eaton Vance National Municipals Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended September 30, 2006 and September 30, 2005 were as follows:

	Year Ended September 30,
	2006	2005
Distributions declared from:

Tax-exempt income	$145,271,981	$115,063,640

Ordinary income	$97,229	$192,823

During the year ended September 30, 2006, accumulated undistributed net investment income was decreased by $1,581,151 and accumulated undistributed net realized gain was increased by $1,581,151 primarily due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses. This change had no effect on the net assets or the net asset value per share.

As of September 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed income	$14,128,579
Capital loss carryforward	$(7,688,726)
Unrealized gain	$293,612,538
Other temporary differences	$10,960,430

  3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2006	2005
Sales	110,289,109	44,987,639
Issued to shareholders electing to receive payments of distributions in Fund shares	5,604,798	4,358,681
Redemptions	(29,882,391)	(20,820,587)
Exchange from Class B shares	120,481	18,101
Net increase	86,131,997	28,543,834

	Year Ended September 30,
Class B	2006(1)	2005(1)
Sales	5,366,218	5,164,317
Issued to shareholders electing to receive payments of distributions in Fund shares	203,492	108,564
Redemptions	(933,733)	(541,914)
Exchange to Class A shares	(121,217)	(18,090)
Net increase	4,514,760	4,712,877
	Year Ended September 30,
Class C	2006(1)	2005(1)
Sales	36,607,877	16,149,844
Issued to shareholders electing to receive payments of distributions in Fund shares	948,550	572,144
Redemptions	(5,524,603)	(2,866,966)
Net increase	32,031,824	13,855,022
	Year Ended September 30,
Class I	2006(1)	2005(1)
Sales	6,247,874	1,149,095
Issued to shareholders electing to receive payments of distributions in Fund shares	140,108	15,339
Redemptions	(716,111)	(309,656)
Net increase	5,671,871	854,778

(1) Transactions have been restated or adjusted to reflect the effects of a 0.9334516-for-1 reverse stock split on Class B shares, a 0.8890861-for-1 reverse stock split on Class C shares and a 0.9263531-for-1 reverse stock split on Class I shares effective on November 11, 2005.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2006, the fee was equivalent to 0.37% of the Fund's average daily net assets for such period and amounted to $11,919,107. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the Administrator of the Fund, but receives no

19

Eaton Vance National Municipals Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2006, EVM received $65,609 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $757,545, as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2006.

Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

  5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the Investment Company Act of 1940 (collectively, the Plans). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2006 amounted to $6,365,602 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $834,370 and $4,051,032 for Class B and Class C shares, respectively, to or payable to EVD for the year ended September 30, 2006, representing 0.75% of the average daily net assets for Class B and Class C shares. At September 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $4,962,000 and $63,370,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the year ended September 30, 2006 amounted to $278,123 and $1,350,344 for Class B and Class C shares, respectively.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $139,000, $251,000 and $164,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the year ended September 30, 2006.

20

Eaton Vance National Municipals Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

  7  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $4,773,917,590 and $3,273,983,484, respectively, for the year ended September 30, 2006.

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,027,584,925
Gross unrealized appreciation	$339,434,034
Gross unrealized depreciation	(26,453,746)
Net unrealized appreciation	$312,980,288

  9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2006, the Fund had a balance outstanding pursuant to this line of credit of $48,100,000. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2006.

  10  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2006 is as follows:

Futures Contracts
Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/06	13,000 U.S. Treasury Bond	Short	$(1,441,913,500)	$(1,461,281,250)	$(19,367,750)

At September 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

  11  Reverse Stock Split

On October 17, 2005, the Trustees of the Fund approved a reverse stock split for Class B, Class C and Class I, effective November 11, 2005. Each reverse stock split had no impact on the overall value of a shareholder's investment in the Fund. The conversion ratios were as follows:

Reverse Stock Split
Class B	0.9334516 for 1
Class C	0.8890861 for 1
Class I	0.9263531 for 1

  12  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

21

Eaton Vance National Municipals Fund as of September 30, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipals Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance National Municipals Fund (one of the series of Eaton Vance Municipals Trust) ("the Fund") as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eaton Vance National Municipals Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2006

22

Eaton Vance National Municipals Fund as of September 30, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends — The Fund designated 99.93% of dividends from net investment income as an exempt-interest dividend.

23

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the National Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

25

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees").

As part of its review, the Board considered the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance National Municipals Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee and Vice President	Since 1985	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 168 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	168	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	168	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee since 1986 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	168	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	168	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	168	None

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	168	None

27

Eaton Vance National Municipals Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	168	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	168	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/31/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/5/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 168 registered investment companies managed by EVM and BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 168 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 168 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Mr. MacIntosh served as Vice President of the Trust since 1993 and Ms. Campbell served as Assistant Treasurer of the Trust since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

28

Investment Adviser of Eaton Vance National Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

448-11/06  HMSRC

Annual Report September 30, 2006

EATON VANCE
MUNICIPALS
TRUST

California

Florida

Massachusetts

Mississippi

New York
Ohio

Rhode Island

West Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of September 30, 2006

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition

California	3
Florida	4
Massachusetts	5
Mississippi	6
New York	7
Ohio	8
Rhode Island	9
West Virginia	10

Fund Expenses	11

Financial Statements	16

Federal Tax Information	86

Board of Trustees Annual Approval of the Investment Advisory Agreements	87

Management and Organization	90

Eaton Vance Municipals Funds as of September 30, 2006

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The investment objective of each Eaton Vance Municipals Fund (the “Fund” or “Funds”) is to provide current income exempt from regular federal income tax and particular state or local income or other taxes. The Funds primarily invest in investment-grade municipal obligations but may also invest in lower-rated obligations.

Economic and Market Conditions

Third quarter economic growth slowed to 1.6%, following the 2.6% growth rate achieved in the second quarter. With higher mortgage rates in the market, led largely by the persistent Federal Reserve (the “Fed”) tightening, the housing market continued to soften, with building permits and existing home sales leading the way. However, energy prices declined significantly in the quarter, somewhat offsetting the impact of a weakening housing market. The economy continued to create jobs over the period, with the unemployment rate standing at 4.6% as of September 30, 2006.

Inflation expectations moderated with the lower energy prices, although the core Consumer Price Index – measured on a year-over-year basis – has demonstrated a slow but steady rise. The Fed, which raised short-term rates 17 times since June 2004, is currently in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At September 30, 2006, the Federal Funds rate stood at 5.25%.

Municipal market supply for the first half of the year was lower than that experienced in 2005. As a result, municipals have generally outperformed Treasury bonds for the year ended September 30, 2006, as demand has remained strong. At September 30, 2006, long-term AAA-rated, insured municipal bonds yielded 90% of U.S. Treasury bonds with similar maturities.*

For the year ended September 30, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 4.45%. For more information about each Fund’s performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past 18 months – with shorter-maturity yields rising more than longer-maturity yields — management felt that the long end of the municipal curve was a relatively attractive place to be positioned.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and continued growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the period.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

† It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance California Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Cynthia J. Clemson

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	6.28%	5.52%	5.42%
Five Years	5.25	4.81	N.A.
Ten Years	5.85	5.37	N.A.
Life of Fund†	6.22	5.88	5.13

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.26%	0.52%	4.42%
Five Years	4.24	4.48	N.A.
Ten Years	5.33	5.37	N.A.
Life of Fund†	5.80	5.88	5.13

† Inception date: Class A: 5/27/94; Class B: 12/19/85; Class C: 8/31/04

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
One Year	4.45%
Five Years	5.17
Ten Years	5.90

Lipper Averages(3)

Lipper California Municipal Debt Funds Classification Average Annual Total Returns
One Year	4.22%
Five Years	4.53
Ten Years	5.29

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate (4)	4.33%	3.59%	3.59%
Taxable-Equivalent Distribution Rate (4), (5)	7.35	6.09	6.09
SEC 30-day Yield (6)	3.58	3.01	3.01
Taxable-Equivalent SEC 30-day Yield (5), (6)	6.07	5.11	5.11

Comparison of Change in Value of a $10,000 Investment in Eaton Vance California
Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 12/19/85.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/96 and 8/31/04 (commencement of operations), respectively, would have been valued at $17,655 ($16,813 at the maximum offering price) and $11,102, respectively, on 9/30/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification contained 121, 97, and 73 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figures assume a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) As of 9/30/06. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Florida Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Cynthia J. Clemson

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	6.40%	5.55%	N.A.
Five Years	5.43	4.65	N.A.
Ten Years	5.61	4.82	N.A.
Life of Fund†	6.11	5.85	3.08	%*
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.35%	0.55%	N.A.
Five Years	4.41	4.32	N.A.
Ten Years	5.10	4.82	N.A.
Life of Fund†	5.69	5.85	2.08	%*

† Inception date: Class A: 4/5/94; Class B: 8/28/90; Class C: 3/13/06

*Returns are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Returns

One Year	4.45%
Five Years	5.17
Ten Years	5.90

Lipper Averages(3)

Lipper Florida Municipal Debt Funds Classification Average Annual Total Returns
One Year	4.12%
Five Years	4.32
Ten Years	4.93

Distribution Rates/Yields

	Class A	Class B	Class C
Distribution Rate (4)	4.43%	3.68%	3.68%
Taxable-Equivalent Distribution Rate (4), (5)	6.82	5.66	5.66
SEC 30-day Yield (6)	3.76	3.20	3.18
Taxable-Equivalent SEC 30-day Yield (5), (6)	5.78	4.92	4.89

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Florida
Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 8/28/90.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/96 and 3/13/06 (commencement of operations), respectively, would have been valued at $17,264 ($16,437 at the maximum offering price) and $10,308 ($10,208 after deduction of the applicable CDSC), respectively, on 9/30/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Municipal Debt Funds Classification contained 52, 50, and 43 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figures assume the maximum 35.00% federal tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) As of 9/30/06. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Massachusetts Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Robert B. MacIntosh, CFA

Performance(1)

	Class A	Class B	Class C		Class I

Average Annual Total Returns (at net asset value)
One Year	6.51%	5.73%	N.A.		6.72%
Five Years	5.61	4.83	N.A.		5.84
Ten Years	5.86	5.05	N.A.		6.03
Life of Fund†	5.19	5.61	4.10	%*	5.62

SEC Average Annual Total Returns (including sales charge or applicable CDSC)	1.48%	0.73%	N.A.		6.72%
One Year	4.58	4.50	N.A.		5.84
Five Years	5.35	5.05	N.A.		6.03
Ten Years	4.79	5.61	3.10%	*	5.62
Life of Fund†

†Inception date: Class A: 12/7/93; Class B: 4/18/91; Class C: 5/2/06; Class I: 6/17/93

*Returns are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class I shares are offered to certain investors at net asset value. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
One Year	4.45%
Five Years	5.17
Ten Years	5.90

Lipper Averages(3)

Lipper Massachusetts Municipal Debt Funds Classification Average Annual Total Returns
One Year	3.77%
Five Years	4.32
Ten Years	4.98

Distribution Rates/Yields

	Class A	Class B	Class C	Class I

Distribution Rate (4)	4.39%	3.66%	3.66%	4.58%
Taxable-Equivalent Distribution Rate (4), (5)	7.13	5.95	5.95	7.44
SEC 30-day Yield (6)	3.58	3.01	3.02	3.96
Taxable-Equivalent SEC 30-day Yield (5), (6)	5.82	4.89	4.91	6.43

Comparision of Change in Value of a $10,000 Investment in Eaton Vance Mississippi
Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 4/18/91.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/96, Class C on 5/2/06 (commencement of operations) and Class I on 9/30/96 would have been valued at $17,680 ($16,846 at the maximum offering price), $10,410 ($10,310 after deduction of the applicable CDSC) and $17,967 on 9/30/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Municipal Debt Funds Classification contained 51, 49, and 38 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figures assume a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. 8 As of 9/30/06. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Mississippi Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Craig R. Brandon, CFA

Performance(1)

	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	5.26%	4.44%
Five Years	4.60	3.85
Ten Years	5.23	4.49
Life of Fund†	4.72	4.32

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year	0.25%	-0.56%
Five Years	3.58	3.51
Ten Years	4.72	4.49
Life of Fund†	4.32	4.32

† Inception date: Class A: 12/7/93; Class B: 6/11/93

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
One Year	4.45%
Five Years	5.17
Ten Years	5.90

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification Average Annual Total Returns
One Year	4.07%
Five Years	4.10
Ten Years	4.77

Distribution Rates/Yields

	Class A	Class B
Distribution Rate (4)	4.23%	3.48%
Taxable-Equivalent Distribution Rate (4), (5)	6.85	5.64
SEC 30-day Yield (6)	3.47	2.91
Taxable-Equivalent SEC 30-day Yield (5), (6)	5.62	4.71

Comparision of Change in Value of a $10,000 Investment in Eaton Vance Mississippi
Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 6/11/93.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/96 would have been valued at $16,653 ($15,862 at the maximum offering price) on 9/30/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 74, 70, and 47 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) As of 9/30/06. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New York Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Craig R. Brandon, CFA

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	6.29%	5.59%	5.50%
Five Years	5.55	4.96	N.A.
Ten Years	6.08	5.36	N.A.
Life of Fund†	6.28	6.30	3.72

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.28%	0.59%	4.50%
Five Years	4.53	4.63	N.A.
Ten Years	5.56	5.36	N.A.
Life of Fund†	5.86	6.30	3.72

†                  Inception date: Class A: 4/15/94; Class B: 8/30/90; Class C: 9/30/03

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance (2)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
One Year	4.45%
Five Years	5.17
Ten Years	5.90

Lipper Averages (3)

Lipper New York Municipal Debt Funds Classification Average Annual Total Returns
One Year	4.14%
Five Years	4.53
Ten Years	5.10

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate (4)	4.36%	3.61%	3.61%
Taxable-Equivalent Distribution Rate (4), (5)	7.27	6.02	6.02
SEC 30-day Yield (6)	3.83	3.27	3.27
Taxable-Equivalent SEC 30-day Yield (5), (6)	6.38	5.45	5.45

Comparison of Change in Value of a $10,000 Investment in Eaton Vance New York
Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 8/30/90.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/96 and 9/30/03 (commencement of operations), respectively, would have been valued at $18,042 ($17,184 at the maximum offering price) and $11,161, respectively, on 9/30/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification contained 104, 90, and 66 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figures assume a maximum 40.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) As of 9/30/06. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Ohio Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: William H. Ahern, CFA

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	6.15%	5.25%	N.A.
Five Years	5.98	5.17	N.A.
Ten Years	5.63	4.81	N.A.
Life of Fund†	5.03	5.54	4.06	%*

SEC Average Annual Total Returns (including sales change or applicable CDSC)
One Year	1.16%	0.25%	N.A.
Five Years	4.94	4.84	N.A.
Ten Years	5.11	4.81	N.A.
Life of Fund†	4.63	5.54	3.06	%*

† Inception date: Class A: 12/1/93; Class B: 4/18/91; Class C: 2/3/06

* Returns are cumulative since inception of share class.

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Annual Total Returns
One Year	4.45%
Five Years	5.17
Ten Years	5.90

Lipper Averages(3)

Lipper Ohio Municipal Debt Funds Classification Average Annual Total Returns
One Year	3.52%
Five Years	4.16
Ten Years	4.83

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate (4)	4.44%	3.70%	3.70%
Taxable-Equivalent Distribution Rate (4), (5)	7.39	6.15	6.15
SEC 30-day Yield (6)	3.57	3.01	2.94
Taxable-Equivalent SEC 30-day Yield (5), (6)	5.94	5.01	4.89

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Ohio
Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 4/18/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/96 and 2/3/06 (commencement of operations), respectively, would have been valued at $17,291 ($16,466 at the maximum offering price) and $10,406 ($10,306 after deduction of the applicable CDSC), respectively, on 9/30/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution (7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Ohio Municipal Debt Funds Classification contained 42, 39, and 33 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figures assume a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) As of 9/30/06. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Rhode Island Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Robert B. MacIntosh, CFA

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	5.56%	4.76%	N.A.
Five Years	5.11	4.33	N.A.
Ten Years	5.55	4.82	N.A.
Life of Fund†	4.86	4.52	2.40	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.52%	-0.24%	N.A.
Five Years	4.10	3.99	N.A.
Ten Years	5.05	4.82	N.A.
Life of Fund†	4.46	4.52	1.40	%*

† Inception date: Class A: 12/7/93; Class B: 6/11/93; Class C: 3/20/06

* Returns are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
One Year	4.45%
Five Years	5.17
Ten Years	5.90

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification Average Annual Total Returns
One Year	4.07%
Five Years	4.10
Ten Years	4.77

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate (4)	4.28%	3.54	3.54
Taxable-Equivalent Distribution Rate (4), (5)	7.22	5.97	5.97
SEC 30-day Yield (6)	3.56	2.99	2.98
Taxable-Equivalent SEC 30-day Yield (5), (6)	6.00	5.04	5.02

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Rhode Island
Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 6/11/93.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/96 and 3/20/06 (commencement of operations), respectively, would have been valued at $17,167 ($16,359 at the maximum offering price) and $10,241 ($10,141 after deduction of the applicable CDSC), respectively, on 9/30/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 74, 70, and 47 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figures assume a maximum 40.69% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) As of 9/30/06. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance West Virginia Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Robert B. MacIntosh, CFA

Performance(1)

	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	5.53%	4.82%
Five Years	4.90	4.12
Ten Years	5.37	4.57
Life of Fund†	4.86	4.38

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.48%	-0.18%
Five Years	3.87	3.78
Ten Years	4.86	4.57
Life of Fund†	4.46	4.38

†      Inception date: Class A: 12/13/93; Class B: 6/11/93

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
One Year	4.45%
Five Years	5.17
Ten Years	5.90

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification Average Annual Total Returns
One Year	4.07%
Five Years	4.10
Ten Years	4.77

Distribution Rates/Yields

	Class A	Class B

Distribution Rate (4)	4.10%	3.36%
Taxable-Equivalent Distribution Rate (4), (5)	6.75	5.53
SEC 30-day Yield (6)	3.35	2.77
Taxable-Equivalent SEC 30-day Yield (5), (6)	5.51	4.56

Comparison of Change in Value of a $10,000 Investment in Eaton Vance West Virginia
Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 6/11/93.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/96 would have been valued at $16,871 ($16,072 at the maximum offering price) on 9/30/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 74, 70, and 47 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figures assume a maximum 39.23% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.(7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) As of 9/30/06. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of September 30, 2006

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 – September 30, 2006).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,033.40	$4.33
Class B	$1,000.00	$1,030.40	$8.14
Class C	$1,000.00	$1,029.40	$8.09
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.31
Class B	$1,000.00	$1,017.00	$8.09
Class C	$1,000.00	$1,017.10	$8.04

* Expenses are equal to the Fund's annualized expense ratio of 0.85% for Class A shares, 1.60% for Class B shares and 1.59% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006.

Eaton Vance Municipals Funds as of September 30, 2006

FUND EXPENSES CONT'D

Eaton Vance Florida Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,034.20	$4.03
Class B	$1,000.00	$1,030.90	$7.84
Class C	$1,000.00	$1,030.00	$7.79
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.00
Class B	$1,000.00	$1,017.30	$7.79
Class C	$1,000.00	$1,017.40	$7.74

* Expenses are equal to the Fund's annualized expense ratio of 0.79% for Class A shares, 1.54% for Class B shares, and 1.53% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006.

Eaton Vance Massachusetts Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period (4/1/06 – 9/30/06)
Actual*
Class A	$1,000.00	$1,041.60	$3.99
Class B	$1,000.00	$1,037.80	$7.82
Class C	$1,000.00	$1,041.00	$6.46
Class I	$1,000.00	$1,042.60	$2.97

* Class C shares had not commenced operations as of April 1, 2006. Actual expenses are equal to the Fund's annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, 1.52% for Class C shares, and 0.58% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period; 152/365 for Class C to reflect the period from commencement of operations on May 2, 2006 to September 30, 2006). The Example assumes that the $1,000 was invested at the net asset per share determined at the close of business on March 31, 2006 (May 1, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.95
Class B	$1,000.00	$1,017.40	$7.74
Class C	$1,000.00	$1,017.40	$7.69
Class I	$1,000.00	$1,022.20	$2.94

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, 1.52% for Class C shares, and 0.58% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the asset value per share determined at the close of business on March 31, 2006.

Eaton Vance Municipals Funds as of September 30, 2006

FUND EXPENSES CONT'D

Eaton Vance Mississippi Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,031.20	$4.02
Class B	$1,000.00	$1,027.10	$7.83
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.00
Class B	$1,000.00	$1,017.30	$7.79

* Expenses are equal to the Fund's annualized expense ratio of 0.79% for Class A shares and 1.54% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006.

Eaton Vance New York Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,040.80	$3.99
Class B	$1,000.00	$1,035.90	$7.81
Class C	$1,000.00	$1,036.90	$7.81
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.95
Class B	$1,000.00	$1,017.40	$7.74
Class C	$1,000.00	$1,017.40	$7.74

* Expenses are equal to the Fund's annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, and 1.53% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset per share determined at the close of business on March 31, 2006.

Eaton Vance Municipals Funds as of September 30, 2006

FUND EXPENSES CONT'D

Eaton Vance Ohio Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,039.40	$3.78
Class B	$1,000.00	$1,035.40	$7.60
Class C	$1,000.00	$1,035.40	$7.60
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.75
Class B	$1,000.00	$1,017.60	$7.54
Class C	$1,000.00	$1,017.60	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 0.74% for Class A shares, 1.49% for Class B shares, and 1.49% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset per share determined at the close of business on March 31, 2006.

Eaton Vance Rhode Island Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,031.30	$3.67
Class B	$1,000.00	$1,027.20	$7.47
Class C	$1,000.00	$1,028.20	$7.47
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.65
Class B	$1,000.00	$1,017.70	$7.44
Class C	$1,000.00	$1,017.70	$7.44

* Expenses are equal to the Fund's annualized expense ratio of 0.72% for Class A shares, 1.47% for Class B shares and 1.47% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006.

Eaton Vance Municipals Funds as of September 30, 2006

FUND EXPENSES CONT'D

Eaton Vance West Virginia Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,034.60	$3.77
Class B	$1,000.00	$1,030.50	$7.58
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.75
Class B	$1,000.00	$1,017.60	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 0.74% for Class A shares and 1.49% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006.

Eaton Vance California Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.1%
Principal Amount (000's omitted)	Security	Value
Education — 4.4%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,627,260
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,839,100
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,231,560
		$10,697,920
Electric Utilities — 1.3%
$3,000	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$3,161,400
		$3,161,400
Escrowed / Prerefunded — 8.0%
$1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	$1,418,550
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,409,667
5,765	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,498,320
		$19,326,537
General Obligations — 4.6%
$2,250	California, 4.75%, 6/1/35	$2,284,222
1,000	California, 5.25%, 4/1/30	1,051,890
2,250	California, 5.25%, 4/1/34	2,399,242
5,000	California, 5.50%, 11/1/33	5,497,650
		$11,233,004
Hospital — 17.5%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,060,670
8,850	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	9,118,332
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	4,119,160
2,250	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	2,380,365
6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	6,706,505
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,585,575
1,700	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	1,750,405

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$2,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	$3,057,441
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,946,089
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,584,315
215	Eastern Plumas Health Care District, 7.50%, 8/1/07	218,083
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,732,616
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,053,880
2,640	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,766,641
1,250	Washington Township Health Care District, 5.25%, 7/1/29	1,284,850
		$42,364,927
Housing — 0.8%
$1,417	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,507,368
427	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	449,181
		$1,956,549
Industrial Development Revenue — 1.9%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,741,173
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,801,082
		$4,542,255
Insured-Education — 0.6%
$1,330	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 7.075%, 7/1/33(1)(2)	$1,474,664
		$1,474,664
Insured-Electric Utilities — 5.9%
$5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$5,378,150
3,000	Northern California Power Agency, (MBIA), Variable Rate, 7.45%, 7/1/23(1)(2)	3,275,070
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.73%, 7/1/29(1)(2)	587,300
7,070	Southern California Public Power Authority, (MBIA), 0.00%, 7/1/15	5,024,083
		$14,264,603

See notes to financial statements

Eaton Vance California Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 9.4%
$5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (AMBAC), 5.00%, 7/1/33(3)	$5,622,600
10,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (FGIC), 5.00%, 7/1/29	11,245,200
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, Escrowed to Maturity, (FSA), 0.00%, 1/1/28	5,935,050
		$22,802,850
Insured-General Obligations — 5.6%
$3,000	Allan Hancock, (Joint Community College), (FSA), 4.375%, 8/1/31	$2,995,320
2,500	California, Residual Certificates, (AMBAC), Variable Rate, 8.575%, 10/1/30(1)(2)	3,061,650
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,331,675
3,300	Puerto Rico, (FSA), Variable Rate, 7.942%, 7/1/27(1)(2)	3,909,708
1,500	San Diego Unified School District, (MBIA), Variable Rate, 8.575%, 7/1/24(1)(2)	2,279,430
		$13,577,783
Insured-Hospital — 1.9%
$2,550	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	$2,668,397
1,640	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 9.33%, 8/15/27(1)(2)	1,952,846
		$4,621,243
Insured-Lease Revenue / Certificates of Participation — 5.6%
$11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	$3,848,623
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	3,260,660
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,200,700
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,338,046
		$13,648,029
Insured-Transportation — 1.7%
$1,440	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), Variable Rate, 7.075%, 7/1/23(1)(2)	$1,605,053
1,680	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,764,319
1,800	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	839,394
		$4,208,766

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 6.4%
$6,675	Los Angeles, Water and Power, (FSA), 4.75%, 7/1/36	$6,820,916
1,680	Los Angeles, Water and Power, (MBIA), 3.00%, 7/1/30	1,319,707
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 9.375%, 4/22/09(4)	3,321,990
4,135	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	4,021,288
		$15,483,901
Lease Revenue / Certificates of Participation — 13.1%
$6,500	California Public Works, (University of California), 5.00%, 6/1/23	$6,503,120
5,000	California Public Works, (University of California), 5.25%, 6/1/20	5,605,300
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,325,262
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,187,879
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,632,367
6,925	Pasadena Parking Facility, 6.25%, 1/1/18	7,916,314
5,000	Sacramento, City Financing Authority, 5.40%, 11/1/20	5,540,700
		$31,710,942
Other Revenue — 1.4%
$2,455	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/149(1)	2,642,194
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.688%, 10/1/34(1)(2)	862,134
		$3,504,328
Special Tax Revenue — 7.3%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,522,050
2,460	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	2,536,088
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,815,864
1,060	Fairfield Improvement Bond Act 1915, (North Cordelia District), 7.375%, 9/2/18	1,102,559
600	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	612,330
2,120	Lincoln Public Financing Authority, Improvement Bond Act 1915, (Twelve Bridges), 6.20%, 9/2/25	2,227,929
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,463,648
2,300	Santa Margarita Water District, 6.20%, 9/1/20	2,464,519
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	1,017,650
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	1,020,720
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	938,340
		$17,721,697

See notes to financial statements

Eaton Vance California Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 0.7%
$1,750	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36	$1,791,773
		$1,791,773
Total Tax-Exempt Investments — 98.1% (identified cost $214,550,560)		$238,093,171
Other Assets, Less Liabilities — 1.9%		$4,547,914
Net Assets — 100.0%		$242,641,085

AGC - Assured Guaranty Corp.

AMBAC -AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA -Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 37.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 14.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $21,650,049 or 8.9% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

See notes to financial statements

Eaton Vance Florida Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.2%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 2.1%
$1,000	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	$1,235,210
615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	745,337
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,192,391
1,000	Halifax Medical Center, Prerefunded to 10/1/10, 7.25%, 10/1/24	1,146,890
		$5,319,828
Health Care-Miscellaneous — 0.6%
$1,556	Osceola County Industrial Development Authority, Community Provider Pooled Loan-93, 7.75%, 7/1/17	$1,557,587
		$1,557,587
Hospital — 9.4%
$4,500	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$4,640,805
2,795	Cape Canaveral Hospital District, (Cape Canaveral Hospital), 5.25%, 1/1/28	2,848,776
1,750	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	1,810,847
250	Highlands County Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	257,580
1,100	Highlands County Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,158,828
2,750	Jacksonville, Economic Development Authority, (Mayo Clinic), 5.50%, 11/15/36	2,963,565
1,250	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,327,775
4,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	4,306,720
2,200	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	2,303,026
2,500	West Orange Health Care District, 5.80%, 2/1/31	2,646,850
		$24,264,772
Housing — 1.9%
$1,515	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$1,542,634
1,800	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	2,058,930
75	Florida Housing Finance Authority, 6.35%, 6/1/14	75,120
635	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	642,264
685	Orange County Housing Finance Authority, (AMT), 6.60%, 4/1/28	690,076
		$5,009,024

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 1.9%
$2,459	Broward County Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$2,535,188
2,385	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,500,458
		$5,035,646
Insured-Education — 1.3%
$155	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	$153,376
3,000	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/36	3,149,310
		$3,302,686
Insured-Electric Utilities — 2.0%
$5,125	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	$5,229,345
		$5,229,345
Insured-Escrowed / Prerefunded — 7.9%
$9,225	Dade County, (Baptist Hospital of Miami), Escrowed to Maturity, (MBIA), 5.75%, 5/1/21	$10,439,840
3,835	Dade County, Professional Sports Franchise Facility, Escrowed to Maturity, (MBIA), 0.00%, 10/1/23(2)	1,891,422
1,250	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 5.98%, 6/1/26(1)(3)	1,331,300
5,600	St. Lucie Utility System, Escrowed to Maturity, (FGIC), 6.00%, 10/1/20	6,727,168
		$20,389,730
Insured-General Obligations — 0.5%
$900	Puerto Rico, (MBIA), Variable Rate, 8.575%, 7/1/20(1)(4)	$1,342,260
		$1,342,260
Insured-Health Care Miscellaneous — 0.0%
$137	Osceola County Industrial Development Authority, Community Provider Pooled Loan Program, (FSA), 7.75%, 7/1/10	$138,671
		$138,671
Insured-Hospital — 7.6%
$4,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$4,200,240
1,800	Miami-Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	1,885,356

See notes to financial statements

Eaton Vance Florida Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$9,500	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	$11,211,710
2,250	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,373,120
		$19,670,426
Insured-Housing — 1.2%
$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,018,510
		$3,018,510
Insured-Lease Revenue / Certificates of Participation — 0.6%
$1,100	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.35%, 6/1/24(1)(4)	$1,488,927
		$1,488,927
Insured-Special Tax Revenue — 14.3%
$5,525	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$5,484,502
2,115	Dade County, Residual Certificates, (AMBAC), Variable Rate, 6.995%, 10/1/35(1)(4)	2,211,042
1,500	Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,188,060
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	347,146
6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	1,383,615
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	988,650
10,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,873,000
10,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,788,081
1,090	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	1,092,932
2,610	Orange County Tourist Development, (AMBAC), Variable Rate, 7.37%, 10/1/30(1)(4)	3,025,616
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,816,120
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,778,685
2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17	1,617,136
2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	1,218,560
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	4,028,728
5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	2,900,950
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	2,210,400
		$36,953,223
Insured-Transportation — 15.8%
$1,225	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	$1,227,646

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$8,750	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27(5)	$8,773,100
2,900	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 7.736%, 10/1/18(1)(4)	3,236,661
1,000	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/26	1,046,790
3,015	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	3,145,459
2,560	Miami-Dade County, Aviation, (Miami International Airport), (CIFG), (AMT), Variable Rate, 6.95%, 10/1/38(1)(4)	2,853,274
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,597,020
7,500	Palm Beach County Airport, (MBIA), (AMT), 5.00%, 10/1/34	7,838,175
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	552,673
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	526,658
5,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	5,203,250
4,190	Tampa-Hillsborough County, Expressway Authority, (AMBAC), 4.00%, 7/1/34	3,872,105
		$40,872,811
Insured-Water and Sewer — 12.4%
$5,000	Fort Myers Utility, (FGIC), Variable Rate, 6.94%, 10/1/29(3)	$5,582,450
5,415	Fort Myers Utility, (MBIA), 4.50%, 10/1/36	5,401,733
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,625,700
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,123,460
10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	11,348,686
1,520	Tampa Bay Regional Water Supply Authority, (FGIC), 4.50%, 10/1/36(6)	1,508,858
3,375	Tampa Bay Water Utility System, (FGIC), Variable Rate, 5.44%, 10/1/27(1)(3)	3,548,779
		$32,139,666
Nursing Home — 3.1%
$4,330	Dade County Industrial Development Authority, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	$4,338,357
3,500	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,633,630
		$7,971,987
Senior Living / Life Care — 3.5%
$500	Lee County Industrial Development Authority, (Shell Point Village), 5.50%, 11/15/21	$514,700
2,775	Lee County Industrial Development Authority, (Shell Point Village), 5.50%, 11/15/29	2,843,570

See notes to financial statements

Eaton Vance Florida Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$3,845	North Miami Health Care Facilities Authority, (Imperial Club), 6.75%, 1/1/33	$3,811,779
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,772,855
		$8,942,904
Special Tax Revenue — 9.6%
$1,215	Concorde Estates Community Development District, 5.85%, 5/1/35	$1,280,695
265	Covington Community Development District, (Capital Improvements), 5.00%, 5/1/21	268,776
1,185	Covington Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,201,886
965	Dupree Lakes Community Development District, 5.00%, 11/1/10	966,158
1,015	Dupree Lakes Community Development District, 5.375%, 5/1/37	1,025,729
980	Fishhawk Community Development District, 6.125%, 5/1/34	1,041,554
235	Gateway Services Community Development District, Special Assessment, 6.50%, 5/1/33	254,545
70	Heritage Harbor South, Community Development District, (Capital Improvements), 5.40%, 11/1/08	70,050
665	Heritage Harbor South, Community Development District, (Capital Improvements), 6.20%, 5/1/35	708,424
485	Heritage Harbor South, Community Development District, (Capital Improvements), 6.50%, 5/1/34	525,624
1,410	Heritage Springs Community Development District, 5.25%, 5/1/26	1,419,137
1,115	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,148,907
240	Longleaf Community Development District, 6.20%, 5/1/09	241,822
2,300	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	2,324,794
985	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	1,015,624
1,670	Sterling Hill Community Development District, 6.20%, 5/1/35	1,778,299
2,500	Tisons Landing Community Development District, 5.625%, 5/1/37	2,551,025
2,895	University Square Community Development District, 6.75%, 5/1/20	3,109,491
610	Vista Lakes Community Development District, 7.20%, 5/1/32	655,231
400	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	413,808
2,870	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	2,951,336
		$24,952,915

Principal Amount (000's omitted)	Security	Value
Transportation — 1.0%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,494,209
		$2,494,209
Water and Sewer — 2.5%
$6,275	Jacksonville Electric Authority, Water and Sewer Revenue, 5.25%, 10/1/39	$6,539,617
		$6,539,617
Total Tax-Exempt Investments — 99.2% (identified cost $232,848,872)		$256,634,744
Other Assets, Less Liabilities — 0.8%		$1,986,004
Net Assets — 100.0%		$258,620,748

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 64.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 23.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $20,273,069 or 7.8% of the Fund's net assets.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.8%
Principal Amount (000's omitted)	Security	Value
Education — 12.5%
$2,190	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$2,267,657
5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	6,125,900
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,034,530
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,059,050
1,700	Massachusetts Health and Higher Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	1,796,135
4,000	Massachusetts Health and Higher Educational Facilities Authority, (Massachusetts Institute of Technology), 5.25%, 7/1/33	4,710,280
6,000	Massachusetts Health and Higher Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	7,290,000
4,555	Massachusetts Health and Higher Educational Facilities Authority, (Williams College), 4.50%, 7/1/33	4,563,654
2,000	Massachusetts Industrial Finance Agency, (Belmont Hill School), 5.25%, 9/1/28	2,048,400
2,000	Massachusetts Industrial Finance Agency, (St. Johns High School, Inc.), 5.35%, 6/1/28	2,057,960
		$32,953,566
Electric Utilities — 5.6%
$4,185	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$4,294,354
3,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,934,760
13,230	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	8,532,292
		$14,761,406
Escrowed / Prerefunded — 8.3%
$20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$21,819,000
		$21,819,000
Hospital — 7.0%
$1,000	Massachusetts Health and Higher Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	$1,076,110
1,500	Massachusetts Health and Higher Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	1,505,010
2,600	Massachusetts Health and Higher Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,827,162

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,000	Massachusetts Health and Higher Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	$1,085,350
4,000	Massachusetts Industrial Finance Agency, (Biomedical Research Corp.), 0.00%, 8/1/08	3,737,000
9,000	Massachusetts Industrial Finance Agency, (Biomedical Research Corp.), 0.00%, 8/1/09	8,090,100
		$18,320,732
Housing — 2.1%
$1,350	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	$1,379,929
4,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	4,108,320
		$5,488,249
Industrial Development Revenue — 0.8%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,169,611
		$2,169,611
Insured-Education — 9.9%
$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,964,200
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,994,200
6,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	6,956,220
1,820	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), Variable Rate, 7.78%, 9/1/32(1))(2)	2,772,879
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,965,284
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,060,560
1,150	Massachusetts Health and Higher Educational Facilities Authority, (Berklee College of Music), (MBIA), Variable Rate, 6.20%, 10/1/27(1)(3)	1,221,668
2,000	Massachusetts Health and Higher Educational Facilities Authority, (UMass-Worcester Campus), (FGIC), 5.25%, 10/1/31(4)	2,118,900
		$26,053,911
Insured-Electric Utilities — 0.9%
$2,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 7.973%, 7/1/29(1)(2)	$2,349,200
		$2,349,200

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed/Prerefunded — 0.1%
$200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	$218,190
		$218,190
Insured-General Obligations — 2.6%
$860	Ashland, (AMBAC), 4.75%, 5/15/29	$892,319
3,000	Massachusetts, (AMBAC), Variable Rate, 8.515%, 8/1/30(1)(2)	4,758,600
500	Plymouth, (MBIA), 5.25%, 10/15/20	533,460
400	Puerto Rico, (MBIA), Variable Rate, 8.575%, 7/1/20(1)(2)	596,560
		$6,780,939
Insured-Hospital — 1.1%
$2,550	Massachusetts Health and Higher Educational Facilities Authority, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 9.27%, 6/23/22(1)(3)	$2,753,235
		$2,753,235
Insured-Lease Revenue / Certificates of Participation — 3.3%
$7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$7,879,500
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.35%, 6/1/24(1)(2)	812,142
		$8,691,642
Insured-Other Revenue — 3.9%
$4,000	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$5,017,480
2,894	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), Variable Rate, 9.265%, 1/1/42(1)(2)	5,101,588
60	Massachusetts Health and Higher Educational Facilities Authority, (Capital Assets), (MBIA), 7.20%, 7/1/09	60,166
		$10,179,234
Insured-Special Tax Revenue — 8.3%
$1,000	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	$1,055,810
4,620	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,821,201
3,130	Massachusetts Bay Transportation Authority, Assessment Bonds, Sales Tax Revenue, (MBIA), 4.50%, 7/1/35	3,130,939
7,500	Massachusetts Special Obligations, Dedicated Tax Revenue, (FGIC), 5.50%, 1/1/30	9,006,900

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$12,230	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	$3,860,033
		$21,874,883
Insured-Transportation — 6.8%
$19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$7,393,660
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,559,040
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,040,650
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	1,040,650
665	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 7.077%, 7/1/36(1)(2)	792,374
1,440	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 7.968%, 7/1/41(1)(2)(5)	2,146,176
		$17,972,550
Nursing Home — 2.7%
$1,250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,258,087
2,400	Massachusetts Health and Higher Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	2,483,640
3,225	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,283,824
		$7,025,551
Other Revenue — 0.7%
$1,485	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.688%, 10/1/34(1)(2)	$1,828,956
		$1,828,956
Pooled Loans — 0.8%
$2,000	New England Educational Loan Marketing Corp., (AMT), 6.90%, 11/1/09	$2,112,720
		$2,112,720
Senior Living / Life Care — 0.7%
$1,785	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), 6.75%, 4/1/30	$1,839,228
		$1,839,228

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Solid Waste — 1.3%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,357,185
		$3,357,185
Special Tax Revenue — 6.1%
$11,000	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.25%, 7/1/34	$12,871,650
1,350	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/30	1,569,497
1,310	Massachusetts Bay Transportation Authority, Special Assessment Revenue, 5.25%, 7/1/35	1,524,958
		$15,966,105
Transportation — 2.1%
$4,330	Massachusetts Bay Transportation Authority, Variable Rate, 5.95%, 3/1/27(1)(3)	$4,470,162
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,037,060
		$5,507,222
Water and Sewer — 11.2%
$8,900	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$8,981,524
3,220	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/25	3,709,440
3,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	3,218,550
10,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	8,965,100
4,165	Massachusetts Water Resources Authority, 5.25%, 12/1/15	4,560,217
		$29,434,831
Total Tax-Exempt Investments — 98.8% (identified cost $237,392,204)		$259,458,146
Other Assets, Less Liabilities — 1.2%		$3,165,420
Net Assets — 100.0%		$262,623,566

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 37.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 11.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $29,603,540 or 11.3% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.2%
Principal Amount (000's omitted) Security		Value
Electric Utilities — 1.3%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$251,272
		$251,272
Escrowed / Prerefunded — 11.9%
$500	Jones County, (South Central Regional Medical Center), Prerefunded to 12/1/07, 5.50%, 12/1/17	$510,425
2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	1,777,200
		$2,287,625
Hospital — 4.3%
$600	Mississippi Hospital Equipment and Facilities Authority, (South Central Regional Medical Center), 5.25%, 12/1/31	$628,134
200	Mississippi Hospital Equipment and Facilities Authority, (Rush Medical Foundation), 6.00%, 1/1/22	204,304
		$832,438
Housing — 0.8%
$80	Mississippi Home Corp., Single Family, (GNMA), (AMT), 6.625%, 4/1/27	$80,619
65	Mississippi Home Corp., Single Family, (GNMA), (AMT), 7.55%, 12/1/27	67,376
		$147,995
Industrial Development Revenue — 4.9%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$241,844
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	191,933
200	Warren County, (International Paper), (AMT), 4.40%, 3/1/15	196,474
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	324,003
		$954,254
Insured-Bond Bank — 5.9%
$585	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$587,352
500	Mississippi Development Bank, (Hinds County Public Improvement), (FSA), 5.25%, 10/1/30	540,000
		$1,127,352
Insured-Education — 7.5%
$750	Jackson State University Educational Building Corp., (FGIC), 5.00%, 3/1/29	$783,660

Principal Amount (000's omitted) Security		Value
Insured-Education (continued)
$500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	$556,975
100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	100,836
		$1,441,471
Insured-Electric Utilities — 7.3%
$750	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$781,147
350	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/20	388,888
100	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.575%, 7/1/16(1)(2)	141,624
85	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 7.74%, 7/1/29(1)(2)	99,841
		$1,411,500
Insured-Escrowed / Prerefunded — 4.6%
$180	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	$185,081
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	160,483
500	Southern Mississippi University Educational Building Corp., (AMBAC) Prerefunded to 3/1/11, 5.00%, 3/1/21	533,800
		$879,364
Insured-General Obligations — 5.4%
$500	Hinds County, (MBIA), 6.25%, 3/1/11	$553,320
85	Mississippi, (FSA), Variable Rate, 7.745%, 11/1/21(1)(2)	121,309
100	Puerto Rico, (FSA), 5.125%, 7/1/30	105,131
220	Puerto Rico, (FSA), Variable Rate, 7.942%, 7/1/27(1)(2)	260,647
		$1,040,407
Insured-Hospital — 14.2%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$751,395
530	Hinds County, (Mississippi Methodist Hospital), (AMBAC) 5.60%, 5/1/12(3)	555,541
610	Mississippi Development Bank, (Covington County Hospital), (AMBAC), 5.00%, 7/1/31	647,436
250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), 5.50%, 1/1/27	264,673
500	Mississippi Hospital Equipment and Facilities Authority, (Mississippi Baptist Medical Center), (MBIA), 6.00%, 5/1/13	505,840
		$2,724,885

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted) Security		Value
Insured-Lease Revenue / Certificates of Participation — 1.4%
$200	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.35%, 6/1/24(1)(2)	$270,714
		$270,714
Insured-Special Tax Revenue — 0.5%
$100	Puerto Rico Convention Center Authority, (CIFG), Variable Rate, 5.59%, 7/1/36(1)(2)	$103,171
		$103,171
Insured-Transportation — 10.2%
$1,000	Jackson Mississippi Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	$1,049,140
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	264,440
250	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	257,115
175	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	182,114
200	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	212,768
		$1,965,577
Insured-Water and Sewer — 15.3%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$318,624
600	Harrison County Wastewater Management and Solid Waste, (FGIC), 4.75%, 2/1/27	606,330
500	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	517,450
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	450,081
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	262,578
500	Mississippi Development Bank, (Grenada Water & Sewer System), (FSA), 5.00%, 9/1/30	527,020
250	Mississippi Development Bank, (Waste Water Treatment), (FSA), 5.00%, 2/1/28	260,520
		$2,942,603
Nursing Home — 1.3%
$290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$245,186
		$245,186
Other Revenue — 0.6%
$1,200	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$78,996

Principal Amount (000's omitted) Security		Value
Other Revenue (continued)
$1,000	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	$34,580
		$113,576
Water and Sewer — 2.8%
$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/28	$267,408
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/31	266,793
		$534,201
Total Tax-Exempt Investments — 100.2% (identified cost $18,150,200)		$19,273,591
Other Assets, Less Liabilities — (0.2)%		$(42,574)
Net Assets — 100.0%		$19,231,017

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 72.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 23.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $997,306 or 5.2% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.6%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.0%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23(1)	$4,224,797
		$4,224,797
Education — 16.7%
$3,200	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	$3,217,664
900	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	936,738
2,110	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	2,185,707
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	10,139,905
3,090	New York Dormitory Authority, (City University), 7.50%, 7/1/10	3,336,829
9,850	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	10,766,739
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19(2)	20,596,175
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	16,352,933
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,261,920
		$69,794,610
Electric Utilities — 4.8%
$1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	$1,569,090
3,100	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	3,236,369
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 9.615%, 7/1/26(3)	2,657,000
5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	5,269,250
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,109,640
4,900	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	5,113,787
		$19,955,136
Escrowed / Prerefunded — 3.6%
$2,415	New York City, Prerefunded to 12/1/11, 5.375%, 12/1/26	$2,620,855

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$2,185	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	$2,302,793
8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	9,994,349
		$14,917,997
General Obligations — 2.1%
$2,250	New York City, 5.25%, 8/15/26	$2,412,405
5,755	New York City, 5.25%, 9/15/33	6,118,140
		$8,530,545
Health Care-Miscellaneous — 0.2%
$380	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$379,487
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	118,801
80	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	86,401
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	178,202
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	156,601
		$919,492
Hospital — 7.6%
$1,080	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$1,135,987
3,170	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.40%, 11/15/29	3,322,223
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	3,043,050
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,379,837
800	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	838,752
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,662,135
10	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28	10,327
2,630	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), Variable Rate, 6.30%, 7/1/28(4)(5)	2,887,740
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,100,480
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,806,292
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,025,370

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$5,321,350
		$31,533,543
Housing — 5.6%
$10,350	New York City, Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$10,747,129
5,730	New York City, Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	5,861,733
6,500	New York Mortgage Agency, (AMT), 4.70%, 10/1/31(6)	6,504,225
		$23,113,087
Industrial Development Revenue — 6.9%
$2,665	Liberty Development Corp., (Goldman Sachs Group, Inc.), Variable Rate, 7.80%, 10/1/35(4)(5)	$3,808,285
3,500	New York City Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	3,946,635
6,600	New York City Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	6,721,044
10,500	Onondaga County Industrial Development Agency, (Anheuser-Busch), 4.875%, 7/1/41	10,653,615
1,970	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	2,088,673
1,600	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,658,000
		$28,876,252
Insured-Education — 5.3%
$5,000	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/30	$5,755,200
2,500	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 12.835%, 7/1/27(4)(5)	5,194,825
9,205	New York Dormitory Authority, (Yeshiva University), (AMBAC), 5.50%, 7/1/35(7)	11,060,452
		$22,010,477
Insured-Electric Utilities — 1.1%
$750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.53%, 7/1/29(3)(4)	$837,300
1,500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.73%, 7/1/29(4)(5)	1,761,900
2,000	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 6.468%, 7/1/33(4)(5)	2,161,800
		$4,761,000

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed/Prerefunded — 3.3%
$5,045	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/19, Variable Rate, 9.189%, 7/1/29(4)(5)	$6,035,838
16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	6,283,375
1,225	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.832%, 7/1/28(4)(5)	1,323,539
		$13,642,752
Insured-General Obligations — 0.7%
$700	Jamestown, (AMBAC), 7.10%, 3/15/11	$800,870
675	Jamestown, (AMBAC), 7.10%, 3/15/12	795,049
675	Jamestown, (AMBAC), 7.10%, 3/15/13	807,435
515	Jamestown, (AMBAC), 7.10%, 3/15/14	627,270
		$3,030,624
Insured-Lease Revenue / Certificates of Participation — 0.4%
$1,367	Puerto Rico Public Buildings Authority, (CIFG), Variable Rate, 7.825%, 7/1/36(4)(5)	$1,696,113
		$1,696,113
Insured-Other Revenue — 5.4%
$4,000	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$4,169,880
12,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	12,218,760
6,260	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	6,249,170
		$22,637,810
Insured-Solid Waste — 1.1%
$4,495	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09	$4,529,836
		$4,529,836
Insured-Special Tax Revenue — 6.6%
$3,850	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,915,720
1,350	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,411,520
7,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,998,320

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$4,632,228
15,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	4,089,600
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	1,025,892
10,340	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	3,639,577
30,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	5,919,300
		$27,632,157
Insured-Transportation — 4.1%
$3,165	Monroe County, Airport Authority, (MBIA), (AMT), Variable Rate, 7.61%, 1/1/19(3)(4)	$4,129,439
1,750	Niagara, Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 7.11%, 4/1/29(3)(4)	1,926,523
6,065	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	6,073,673
4,650	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	4,883,384
		$17,013,019
Insured-Water and Sewer — 0.6%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,642,788
		$2,642,788
Lease Revenue/Certificates of Participation — 7.7%
$27,940	New York Urban Development Corp., 5.70%, 4/1/20	$32,254,495
		$32,254,495
Other Revenue — 3.4%
$2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$2,119,460
3,270	New York City Industrial Development Agency, (YMCA of Greater New York), 5.00%, 8/1/26	3,423,788
4,270	New York City Industrial Development Agency, (YMCA of Greater New York), 5.00%, 8/1/36	4,446,607
3,500	Puerto Rico Infrastructure Financing Authority, Variable Rate, 7.218%, 10/1/32(4)(5)	4,322,885
		$14,312,740

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 0.9%
$2,670	Glen Cove Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12(8)	$2,238,875
800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	821,496
550	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), 5.00%, 11/1/28	567,798
		$3,628,169
Transportation — 6.8%
$9,000	Metropolitan Transportation Authority, 5.00%, 11/15/35	$9,412,200
3,500	Metropolitan Transportation Authority, 5.25%, 11/15/32	3,711,995
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	3,030,925
8,050	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	8,199,811
3,800	Port Authority of New York and New Jersey, (AMT), Variable Rate, 5.515%, 6/15/33(3)(4)	3,907,844
		$28,262,775
Water and Sewer — 3.7%
$6,760	New York City Municipal Water Finance Authority, 4.75%, 6/15/38	$6,910,072
3,250	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	3,258,678
5,300	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	5,286,750
		$15,455,500
Total Tax-Exempt Investments — 99.6% (identified cost $381,398,037)		$415,375,714
Other Assets, Less Liabilities — 0.4%		$1,461,585
Net Assets — 100.0%		$416,837,299

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 28.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 15.6% of total investments.

(1)  Security is in bankruptcy but continues to make full interest payments.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $39,994,031 or 9.6% of the Fund's net assets.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(6)  When-issued security.

(7)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(8)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.9%
$2,005	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$2,031,947
		$2,031,947
Education — 4.4%
$550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	$673,315
5,875	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 5.94%, 10/1/29(1)(2)	6,447,343
2,500	Ohio Higher Educational Facilities, (Case Western Reserve University), 5.50%, 10/1/21	2,728,400
		$9,849,058
Electric Utilities — 0.9%
$2,000	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$2,072,500
		$2,072,500
Escrowed / Prerefunded — 2.8%
$4,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	$4,442,865
1,670	Richland County, Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/30	1,858,576
		$6,301,441
General Obligations — 1.2%
$2,000	Ohio State General Obligation, (Common Schools), 4.50%, 9/15/23	$2,041,600
675	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	676,593
		$2,718,193
Hospital — 6.6%
$1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$1,444,419
500	Erie County, Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	518,120
2,350	Erie County, Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	2,465,855

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$3,000	Erie County, Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	$3,203,550
2,035	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	2,142,245
1,250	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	1,330,575
2,500	Richland County, Hospital Facilities, (Medcentral Health Systems), 5.25%, 11/15/36	2,636,450
830	Richland County, Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	901,745
		$14,642,959
Housing — 1.9%
$4,000	Franklin County, (Tuttle Park), (FHA), (AMT), 6.60%, 3/1/36(3)	$4,219,520
		$4,219,520
Industrial Development Revenue — 5.5%
$3,970	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$3,865,271
2,890	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	3,008,172
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,214,220
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,281,160
		$12,368,823
Insured-Education — 4.7%
$1,500	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	$1,599,060
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.25%, 5/1/21	1,364,246
1,195	Ohio Higher Educational Facilities Commission, (Xavier University), (CIFG), 5.00%, 5/1/22	1,276,105
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (University of Puerto Rico), (MBIA), Variable Rate, 7.075%, 7/1/33(1)(4)	776,139
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,380,106
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,154,680
		$10,550,336
Insured-Electric Utilities — 11.1%
$2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15(3)	$2,041,040
2,000	Hamilton, Electric System Revenue, (FSA), 4.70%, 10/15/25	2,065,980

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$7,450	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	$7,636,325
4,445	Ohio Air Quality Development Authority, (Ohio Power), RITES, (AMBAC), Variable Rate, 7.573%, 5/1/26(1)(4)	4,974,533
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,278,600
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	1,015,550
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,838,393
2,885	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	3,053,542
900	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 6.468%, 7/1/33(1)(4)	972,810
		$24,876,773
Insured-Escrowed/Prerefunded — 5.9%
$1,250	Athens City, School District, (FSA), Prerefunded to 12/1/10, 6.00%, 12/1/24	$1,378,775
495	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	511,568
1,475	Lima City, School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	1,642,737
3,000	Marysville Exempt Village School District, (School Facilities), (MBIA), Prerefunded to 6/1/15, 5.25%, 12/1/30	3,315,180
1,300	Minerva, Local School District, (Classroom Facility), (MBIA), Prerefunded to 12/1/12, 5.30%, 12/1/29	1,422,395
800	Norwalk, City School District, (AMBAC), Prerefunded to 12/1/09, 4.75%, 12/1/26	829,136
1,575	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.832%, 7/1/28(1)(4)	1,701,693
2,000	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 7.44%, 1/1/29(1)(2)	2,306,920
		$13,108,404
Insured-General Obligations — 21.9%
$1,500	Amherst School District, (FGIC), 5.00%, 12/1/26	$1,601,505
2,500	Canal Winchester, Local School District, (MBIA), 0.00%, 12/1/32	770,125
1,000	Cincinnati, City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/21	1,117,100
1,000	Cincinnati, City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/31	1,083,680
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,543,697
5,000	Columbus, School District, (Classroom Facilities Construction & Improvement), (FSA), 4.25%, 12/1/32(5)	4,842,300
4,000	Fairview Park, (MBIA), 5.00%, 12/1/25	4,277,440

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,000	Gallia County Local School District, (FSA), 4.75%, 12/1/25	$1,041,280
5,000	Gallia County Local School District, (FSA), 5.00%, 12/1/30	5,321,100
2,890	Hilliard, School District, (MBIA), 5.00%, 12/1/27	3,098,196
1,180	Lake County, (MBIA), 5.00%, 12/1/25	1,258,116
2,000	Lakota, School District, (FGIC), 5.25%, 12/1/26	2,317,980
1,815	Little Miami, School District, (FSA), 5.00%, 12/1/34	1,925,606
1,065	Marysville Exempt Village School District, (FSA), 4.375%, 12/1/29	1,066,544
5,500	Marysville Exempt Village School District, (FSA), 5.00%, 12/1/29	5,851,175
3,695	Olentangy School District, (FSA), 5.00%, 12/1/21	3,996,475
1,000	Painesville, City School District, (MBIA), 4.75%, 12/1/32	1,024,980
1,620	Painesville, City School District, (MBIA), 5.00%, 12/1/24	1,727,244
2,165	Pickerington, Local School District, (MBIA), 4.00%, 12/1/26	2,056,837
1,500	Pickerington, Local School District, (School Facility Contract), (FGIC), 0.00%, 12/1/16	994,830
1,000	Springfield, City School District, (Clark County), (FGIC), 5.20%, 12/1/23	1,079,030
		$48,995,240
Insured-Hospital — 2.6%
$1,000	Akron, Bath, Copley Joint Township Hospital District, (Children's Hospital Medical Center), (FSA), 5.25%, 11/15/25	$1,070,730
500	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	516,735
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,351,558
2,845	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	2,974,704
		$5,913,727
Insured-Special Tax Revenue — 4.0%
$3,000	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$3,155,580
2,490	Hamilton County, Sales Tax Revenue, (MBIA), 5.00%, 12/1/27	2,554,690
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,429,700
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	146,202
9,815	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	1,677,972
		$8,964,144

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 7.6%
$7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24(6)	$8,271,760
5,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	5,817,300
2,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/22	2,851,450
		$16,940,510
Insured-Water and Sewer — 1.2%
$1,500	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,507,485
1,060	Toledo, Waterworks, (MBIA), 5.00%, 11/15/25	1,133,235
		$2,640,720
Nursing Home — 4.7%
$1,290	Cuyahoga County Health Care Facilities, (Maple Care Center)(GNMA), (AMT), 8.00%, 8/20/16	$1,401,288
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 6.10%, 9/20/16	1,307,088
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 9.55%, 3/20/32	7,812,616
		$10,520,992
Other Revenue — 1.7%
$3,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 7.218%, 10/1/32(1)(4)	$3,705,330
		$3,705,330
Pooled Loans — 5.4%
$820	Cleveland-Cuyahoga County, Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$824,190
275	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	275,800
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,500,883
775	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	779,898
7,330	Rickenbacker, Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	8,143,483
425	Toledo Lucas County, Port Authority Development, 5.125%, 11/15/25	433,670
		$11,957,924
Senior Living / Life Care — 0.5%
$1,000	Allen County, (Lima Convalescent Home Foundation), (GNMA), 6.40%, 1/1/21	$1,002,150

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	$40,093
		$1,042,243
Special Tax Revenue — 2.0%
$750	Cleveland-Cuyahoga County, Port Authority, 5.125%, 5/15/25	$765,300
2,000	Cleveland-Cuyahoga County, Port Authority, 7.00%, 12/1/18	2,147,080
1,410	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30	1,605,680
		$4,518,060
Water and Sewer — 0.9%
$2,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	$2,109,940
		$2,109,940
Total Tax-Exempt Investments — 98.4% (identified cost $203,468,074)		$220,048,784
Short-Term Investments — 1.4%
Security	Principal Amount (000's omitted)	Value
Ohio Air Quality Development Authority,	$3,000 (Ohio Edison Co.),Variable Rate, 3.80%, 6/1/23	$3,000,000
Total Short-Term Investments (at amortized cost, $3,000,000)		$3,000,000
Total Investments — 99.8% (identified cost, $206,468,074)		$223,048,784
Other Assets, Less Liabilities — 0.2%		$476,238
Net Assets — 100.0%		$223,525,022

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 59.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 16.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $20,884,768 or 9.3% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(5)  When-issued security.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.2%
Principal Amount (000's omitted)	Security	Value
Education — 6.2%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$510,180
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,143,711
400	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Brown University), 5.00%, 9/1/23	419,340
500	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	519,215
		$3,592,446
Electric Utilities — 1.7%
$900	Puerto Rico Electric Power Authority, Variable Rate, 6.226%, 7/1/29(1)(2)	$996,939
		$996,939
Escrowed / Prerefunded — 2.0%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,148,070
		$1,148,070
General Obligations — 0.2%
$225	Puerto Rico, 0.00%, 7/1/16	$150,858
		$150,858
Hospital — 0.9%
$500	Rhode Island Health and Educational Building Corp., (Newport Hospital), 5.30%, 7/1/29	$515,355
		$515,355
Housing — 3.3%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$910,305
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	1,018,000
		$1,928,305
Industrial Development Revenue — 1.7%
$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$995,660
		$995,660

Principal Amount (000's omitted)	Security	Value
Insured-Education — 15.6%
$2,145	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$2,219,367
900	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	953,091
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,058,830
1,575	Rhode Island Health and Educational Building Corp., (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,618,675
1,000	Rhode Island Health and Educational Building Corp., (Providence College), (XLCA), 5.00%, 11/1/24	1,047,010
1,600	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,669,456
500	Rhode Island Health and Educational Building Corp., (Roger Williams College), (AMBAC), 5.00%, 11/15/24	519,885
		$9,086,314
Insured-Electric Utilities — 2.5%
$975	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$641,521
300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.575%, 7/1/16(1)(3)	424,872
335	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 7.74%, 7/1/29(1)(3)	393,491
		$1,459,884
Insured-Escrowed/Prerefunded — 11.5%
$1,000	North Kingstown, Prerefunded to 10/1/09, (FGIC), 5.875%, 10/1/25(4)	$1,075,320
1,000	Providence, Prerefunded to 1/15/11, (FGIC), 5.00%, 1/15/26	1,066,040
420	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.832%, 7/1/28(1)(3)	453,785
230	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (FSA), 5.75%, 8/1/21	275,418
500	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/09	530,420
1,000	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/12	1,115,590
500	Rhode Island Health and Educational Building Corp., (Rhode Island College), Prerefunded to 9/15/10, (AMBAC), 5.625%, 9/15/30	542,695
500	Rhode Island Health and Educational Building Corp., (University of Rhode Island), Prerefunded to 9/15/09, (MBIA), 5.50%, 9/15/19	532,035

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed/Prerefunded (continued)
$1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), Prerefunded to 9/15/10, (AMBAC), 5.70%, 9/15/30	$1,088,140
		$6,679,443
Insured-General Obligations — 4.8%
$600	North Kingstown, (FGIC), 5.00%, 10/1/25	$641,022
500	Puerto Rico, (FSA), Variable Rate, 7.942%, 7/1/27(1)(3)	592,380
600	Rhode Island and Providence Plantations, (FSA), 4.75%, 8/1/26	622,176
575	Warwick, (AMBAC), 5.00%, 7/15/21	608,407
350	Woonsocket, (AMBAC), 5.00%, 3/1/35	367,524
		$2,831,509
Insured-Hospital — 5.1%
$1,900	Rhode Island Health and Educational Building Corp., (Lifespan), (MBIA), 5.25%, 5/15/26	$1,952,269
1,000	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (FSA), 5.00%, 5/15/32	1,052,890
		$3,005,159
Insured-Housing — 2.6%
$455	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	$464,605
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,033,370
		$1,497,975
Insured-Lease Revenue / Certificates of Participation — 4.5%
$680	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/25	$718,821
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	1,051,240
800	Rhode Island Health and Educational Building Corp., (Higher Education Facilities), (MBIA), 5.00%, 9/15/23	841,968
		$2,612,029
Insured-Pooled Loans — 0.9%
$500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	$515,160
		$515,160

Principal Amount (000's omitted)	Security	Value
Insured-Solid Waste — 1.3%
$750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	$776,962
		$776,962
Insured-Special Tax Revenue — 10.7%
$2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	$2,497,961
670	Puerto Rico Convention Center Authority, (CIFG), Variable Rate, 5.59%, 7/1/36(1)(3)	691,246
265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	102,523
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	402,675
2,600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	466,232
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	703,980
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,061,970
350	Virgin Islands Public Finance Authority, (Virgin Islands Gross Receipts Taxes Loan Notes), (FGIC), 4.25%, 10/1/29	344,194
		$6,270,781
Insured-Transportation — 6.7%
$1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	$1,040,650
500	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 7.968%, 7/1/41(1)(3)(5)	745,200
1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	1,047,700
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31	1,049,130
		$3,882,680
Insured-Water and Sewer — 8.6%
$3,350	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/27	$3,549,794
1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/28	1,057,370
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	384,223
		$4,991,387
Nursing Home — 4.9%
$500	Rhode Island Health and Educational Building Corp., (Roger Williams Realty), 6.50%, 8/1/29	$541,700

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Nursing Home (continued)
$1,275	Rhode Island Health and Educational Building Corp., (Steere House), 5.80%, 7/1/20	$1,295,795
1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	1,014,380
		$2,851,875
Other Revenue — 1.6%
$250	Central Falls Detention Facility Revenue, 7.25%, 7/15/35	$281,523
515	Puerto Rico Infrastructure Financing Authority, Variable Rate, 7.218%, 10/1/32(1)(3)	636,082
		$917,605
Special Tax Revenue — 0.9%
$500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	$543,500
		$543,500
Total Tax-Exempt Investments — 98.2% (identified cost $53,729,658)		$57,249,896
Other Assets, Less Liabilities — 1.8%		$1,033,373
Net Assets — 100.0%		$58,283,269

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 76.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 30.7% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $4,933,995 or 8.5% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.4%
Principal Amount (000's omitted)	Security	Value
Education — 2.6%
$750	Sheperd College Board of Governors, 5.125%, 12/1/33	$782,857
		$782,857
Electric Utilities — 1.7%
$500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	$516,645
		$516,645
Escrowed / Prerefunded — 13.1%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	$1,654,575
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,256,509
		$3,911,084
Insured-Education — 11.2%
$750	Fairmont College Student Activity Revenue, (FGIC), 5.00%, 6/1/32	$783,000
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	469,169
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	526,015
1,000	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/34(1)	1,046,780
500	West Virginia University, (FGIC), 4.75%, 10/1/35	510,515
		$3,335,479
Insured-Electric Utilities — 7.3%
$250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	$259,662
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	1,044,310
150	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.575%, 7/1/16(2)(3)	212,436
600	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 6.468%, 7/1/33(2)(3)	648,540
		$2,164,948
Insured-Escrowed/Prerefunded — 5.1%
$500	Harrison County, Building Commission, (Maplewood Retirement), (AMBAC), Prerefunded to 4/1/08, 5.25%, 4/1/28	$521,875

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed/Prerefunded (continued)
$910	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.832%, 7/1/28(2)(3)	$983,200
		$1,505,075
Insured-General Obligations — 12.1%
$1,000	Monongalia County, Board of Education, (MBIA), 5.00%, 5/1/33	$1,053,090
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	260,310
190	Puerto Rico, (FSA), 5.125%, 7/1/30	199,749
300	Puerto Rico, (FSA), Variable Rate, 7.942%, 7/1/27(2)(3)	355,428
500	West Virginia School Building Authority, (AMBAC), 5.60%, 7/1/17	516,720
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	979,115
250	West Virginia, (FGIC), 5.75%, 11/1/21	255,462
		$3,619,874
Insured-Hospital — 8.9%
$500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	$533,680
1,200	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,219,140
900	West Virginia Hospital Finance Authority, (United Hospital Center), (AMBAC), 4.50%, 6/1/34	903,249
		$2,656,069
Insured-Lease Revenue / Certificates of Participation — 3.5%
$500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	$525,265
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	519,960
		$1,045,225
Insured-Special Tax Revenue — 4.5%
$500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$184,440
6,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	1,153,980
		$1,338,420
Insured-Transportation — 2.2%
$250	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 7.968%, 7/1/41(2)(3)(4)	$372,600

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	$282,723
		$655,323
Insured-Water and Sewer — 21.3%
$250	Berkeley Public Service District Sewer, (MBIA), 5.75%, 10/1/25	$255,435
500	Crab Orchard-MacArthur, Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	510,725
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	521,810
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	791,738
500	West Virginia Water Development Authority, (Loan Program II), (AMBAC), 5.00%, 11/1/33	525,250
375	West Virginia Water Development Authority, (Loan Program II), (FGIC), 4.50%, 11/1/31	375,956
500	West Virginia Water Development Authority, (Loan Program II), (FGIC), 5.00%, 11/1/33	527,815
500	West Virginia Water Development Authority, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	530,925
500	West Virginia Water Development Authority, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	511,660
750	West Virginia Water Development Authority, (Loan Program IV), (FSA), 5.00%, 11/1/44	785,963
1,000	Wheeling Waterworks and Sewer System, (FSA), 4.75%, 6/1/36	1,024,500
		$6,361,777
Lease Revenue/Certificates of Participation — 1.4%
$400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	$414,144
		$414,144
Senior Living / Life Care — 1.0%
$300	West Virginia Economic Development Authority, (Edgewood Summit, Inc.), 5.50%, 11/1/29	$303,738
		$303,738
Transportation — 3.5%
$1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	$1,037,060
		$1,037,060

Principal Amount (000's omitted)	Security	Value
Total Tax-Exempt Investments — 99.4% (identified cost $27,734,219)		$29,647,718
Other Assets, Less Liabilities — 0.6%		$165,839
Net Assets — 100.0%		$29,813,557

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 68.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 25.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $2,572,204 or 8.6% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(4)  Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2006

	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
Assets
Investments —
Identified cost	$214,550,560	$232,848,872	$237,392,204	$18,150,200
Unrealized appreciation	23,542,611	23,785,872	22,065,942	1,123,391
Investments, at value	$238,093,171	$256,634,744	$259,458,146	$19,273,591
Cash	$3,807,195	$97,859	$340,491	$97,514
Receivable for investments sold	—	30,000	—	89,318
Receivable for Fund shares sold	261,402	409,574	820,154	12,006
Interest receivable	3,166,472	4,410,411	3,104,490	213,983
Total assets	$245,328,240	$261,582,588	$263,723,281	$19,686,412
Liabilities
Payable for Fund shares redeemed	$1,980,031	$396,813	$294,253	$56,657
Demand note payable	—	300,000	—	300,000
Dividends payable	372,274	400,654	450,905	34,477
Payable for open interest rate swap contracts	—	—	—	10,447
Payable for when-issued securities	—	1,504,440	—	—
Payable to affiliate for investment advisory fees	88,907	89,946	89,377	2,388
Payable to affiliate for distribution and service fees	150,982	152,486	152,720	12,230
Accrued expenses	94,961	117,501	112,460	39,196
Total liabilities	$2,687,155	$2,961,840	$1,099,715	$455,395
Net Assets	$242,641,085	$258,620,748	$262,623,566	$19,231,017
Sources of Net Assets
Paid-in capital	$214,877,850	$240,044,589	$245,286,981	$18,292,761
Accumulated net realized gain (loss) (computed on the basis of identified cost)	5,272,328	(5,276,068)	(2,921,139)	(89,426)
Accumulated undistributed (distributions in excess of) net investment income	(49,064)	1,137,179	(231,223)	(34,477)
Net unrealized appreciation (computed on the basis of identified cost)	22,539,971	22,715,048	20,488,947	1,062,159
Total	$242,641,085	$258,620,748	$262,623,566	$19,231,017
Class A Shares
Net Assets	$233,617,742	$222,008,284	$197,579,892	$15,153,549
Shares Outstanding	21,085,043	20,521,695	20,055,007	1,563,605
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.08	$10.82	$9.85	$9.69
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.63	$11.36	$10.34	$10.17

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Assets and Liabilities

As of September 30, 2006

	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
Class B Shares
Net Assets	$4,090,052	$35,969,214	$48,991,491	$4,077,468
Shares Outstanding	398,796	3,244,475	4,972,843	411,383
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.26	$11.09	$9.85	$9.91
Class C Shares
Net Assets	$4,933,291	$643,250	$2,825,395	$—
Shares Outstanding	481,121	58,043	286,950	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.25	$11.08	$9.85	$—
Class I Shares
Net Assets	$—	$—	$13,226,788	$—
Shares Outstanding	—	—	1,342,735	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$—	$—	$9.85	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Assets and Liabilities

As of September 30, 2006

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Assets
Investments —
Identified cost	$381,398,037	$206,468,074	$53,729,658	$27,734,219
Unrealized appreciation	33,977,677	16,580,710	3,520,238	1,913,499
Investments, at value	$415,375,714	$223,048,784	$57,249,896	$29,647,718
Cash	$989,623	$2,511,660	$408,585	$51,936
Receivable for investments sold	—	198,258	—	—
Receivable for Fund shares sold	2,881,362	365,099	86,618	26,542
Interest receivable	5,897,487	3,001,277	740,474	428,960
Total assets	$425,144,186	$229,125,078	$58,485,573	$30,155,156
Liabilities
Payable for Fund shares redeemed	$520,032	$208,964	$15,081	$35,900
Demand note payable	—	—	—	200,000
Dividends payable	553,230	324,263	82,446	37,990
Payable for open interest rate swap contracts	208,931	—	—	—
Payable for when-issued securities	6,500,000	4,786,500	—	—
Payable to affiliate for investment advisory fees	146,268	73,564	14,072	4,814
Payable to affiliate for distribution and service fees	212,944	128,923	39,246	19,103
Accrued expenses	147,377	77,842	51,459	43,792
Total liabilities	$8,288,782	$5,600,056	$202,304	$341,599
Net Assets	$416,855,404	$223,525,022	$58,283,269	$29,813,557
Sources of Net Assets
Paid-in capital	$381,024,605	$216,017,891	$55,551,645	$28,801,452
Accumulated net realized gain (loss) (computed on the basis of identified cost)	4,659,305	(8,798,663)	(433,727)	(717,897)
Accumulated distributions in excess of net investment income	(430,446)	(141,004)	(80,627)	(23,512)
Net unrealized appreciation (computed on the basis of identified cost)	31,601,940	16,446,798	3,245,978	1,753,514
Total	$416,855,404	$223,525,022	$58,283,269	$29,813,557
Class A Shares
Net Assets	$393,478,959	$182,718,816	$39,291,499	$22,811,508
Shares Outstanding	36,614,863	19,335,392	3,985,676	2,311,339
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.75	$9.45	$9.86	$9.87
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.29	$9.92	$10.35	$10.36

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Assets and Liabilities

As of September 30, 2006

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Class B Shares
Net Assets	$9,487,573	$32,511,822	$18,563,756	$7,002,049
Shares Outstanding	881,464	3,442,289	1,840,783	696,117
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.76	$9.44	$10.08	$10.06
Class C Shares
Net Assets	$13,888,872	$8,294,384	$428,014	$—
Shares Outstanding	1,292,002	878,671	42,431	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.75	$9.44	$10.09	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Operations

For the Year Ended September 30, 2006

	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
Investment Income
Interest	$12,192,342	$13,348,778	$12,526,649	$963,973
Total investment income	$12,192,342	$13,348,778	$12,526,649	$963,973
Expenses
Investment adviser fee	$1,050,891	$1,052,340	$996,816	$28,376
Trustees' fees and expenses	13,806	13,805	13,805	173
Distribution and service fees
Class A	558,137	416,756	345,407	28,091
Class B	37,519	377,492	494,978	44,976
Class C	28,335	1,372	3,889	—
Legal and accounting services	71,430	64,644	67,892	34,734
Printing and postage	16,413	19,936	21,312	3,735
Custodian fee	128,355	146,144	146,189	25,753
Transfer and dividend disbursing agent fees	82,200	109,594	99,869	10,274
Registration fees	1,327	5,634	8,690	1,000
Miscellaneous	42,500	58,353	39,645	10,830
Total expenses	$2,030,913	$2,266,070	$2,238,492	$187,942
Deduct —
Reduction of custodian fee	20,882	20,314	27,290	5,214
Total expense reductions	$20,882	$20,314	$27,290	$5,214
Net expenses	$2,010,031	$2,245,756	$2,211,202	$182,728
Net investment income	$10,182,311	$11,103,022	$10,315,447	$781,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$5,134,050	$2,208,201	$(298,394)	$(7,749)
Financial futures contracts	4,044,825	3,571,975	3,485,175	271,824
Net realized gain	$9,178,875	$5,780,176	$3,186,781	$264,075
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(2,563,998)	$1,288,549	$4,384,444	$50,161
Financial futures contracts	(2,727,391)	(2,889,439)	(2,902,682)	(154,365)
Interest rate swap contracts	—	—	—	(10,447)
Net change in unrealized appreciation (depreciation)	$(5,291,389)	$(1,600,890)	$1,481,762	$(114,651)
Net realized and unrealized gain	$3,887,486	$4,179,286	$4,668,543	$149,424
Net increase in net assets from operations	$14,069,797	$15,282,308	$14,983,990	$930,669

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Operations

For the Year Ended September 30, 2006

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Investment Income
Interest	$20,099,836	$10,072,505	$2,664,632	$1,462,266
Total investment income	$20,099,836	$10,072,505	$2,664,632	$1,462,266
Expenses
Investment adviser fee	$1,648,860	$781,859	$147,289	$57,714
Trustees' fees and expenses	17,946	11,735	6,903	1,726
Distribution and service fees
Class A	726,878	311,567	64,109	43,503
Class B	74,864	313,384	194,269	71,820
Class C	84,136	20,190	804	—
Legal and accounting services	72,338	46,031	40,392	34,614
Printing and postage	33,153	18,468	6,274	5,820
Custodian fee	196,078	119,502	43,013	30,003
Transfer and dividend disbursing agent fees	164,160	98,929	25,565	16,877
Registration fees	4,822	2,029	977	2,550
Miscellaneous	107,704	28,273	16,867	11,492
Total expenses	$3,130,939	$1,751,967	$546,462	$276,119
Deduct —
Reduction of custodian fee	27,355	64,406	15,992	8,159
Total expense reductions	$27,355	$64,406	$15,992	$8,159
Net expenses	$3,103,584	$1,687,561	$530,470	$267,960
Net investment income	$16,996,252	$8,384,944	$2,134,162	$1,194,306
Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (identified cost basis)	$841,351	$9,370	$184,700	$(9,930)
Financial futures contracts	5,337,777	812,461	851,395	463,642
Net realized gain	$6,179,128	$821,831	$1,036,095	$453,712
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$4,560,841	$3,012,413	$117,565	$207,863
Financial futures contracts	(4,187,406)	(631,854)	(585,000)	(328,302)
Interest rate swap contracts	(208,931)	—	—	—
Net change in unrealized appreciation (depreciation)	$164,504	$2,380,559	$(467,435)	$(120,439)
Net realized and unrealized gain	$6,343,632	$3,202,390	$568,660	$333,273
Net increase in net assets from operations	$23,339,884	$11,587,334	$2,702,822	$1,527,579

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
From operations —
Net investment income	$10,182,311	$11,103,022	$10,315,447	$781,245
Net realized gain from investment transactions and financial futures contracts	9,178,875	5,780,176	3,186,781	264,075
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(5,291,389)	(1,600,890)	1,481,762	(114,651)
Net increase in net assets from operations	$14,069,797	$15,282,308	$14,983,990	$930,669
Distributions to shareholders —
From net investment income
Class A	$(9,972,724)	$(9,441,249)	$(7,721,439)	$(603,656)
Class B	(139,318)	(1,502,836)	(1,948,881)	(168,393)
Class C	(103,771)	(5,141)	(14,478)	—
Class I	—	—	(606,426)	—
Total distributions to shareholders	$(10,215,813)	$(10,949,226)	$(10,291,224)	$(772,049)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$32,034,321	$49,480,953	$57,658,956	$3,408,757
Class B	1,316,847	2,264,945	2,492,023	84,085
Class C	3,582,123	668,884	2,868,575	—
Class I	—	—	2,067,997	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,475,667	5,159,159	3,939,179	266,225
Class B	69,404	687,930	1,062,806	83,618
Class C	78,530	1,510	8,412	—
Class I	—	—	165,578	—
Cost of shares redeemed
Class A	(31,262,512)	(36,823,235)	(27,591,007)	(1,943,071)
Class B	(894,048)	(5,492,148)	(6,467,954)	(1,019,558)
Class C	(520,843)	(35,224)	(102,038)	—
Class I	—	—	(962,093)	—
Net asset value of shares exchanged
Class A	120,123	4,169,418	3,703,637	394,330
Class B	(120,123)	(4,169,418)	(3,703,637)	(394,330)
Net increase in net assets from Fund share transactions	$9,879,489	$15,912,774	$35,140,434	$880,056
Net increase in net assets	$13,733,473	$20,245,856	$39,833,200	$1,038,676
Net Assets
At beginning of year	$228,907,612	$238,374,892	$222,790,366	$18,192,341
At end of year	$242,641,085	$258,620,748	$262,623,566	$19,231,017
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(49,064)	$1,137,179	$(231,223)	$(34,477)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations —
Net investment income	$16,996,252	$8,384,944	$2,134,162	$1,194,306
Net realized gain from investment transactions and financial futures contracts	6,179,128	821,831	1,036,095	453,712
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	164,504	2,380,559	(467,435)	(120,439)
Net increase in net assets from operations	$23,339,884	$11,587,334	$2,702,822	$1,527,579
Distributions to shareholders —
From net investment income
Class A	$(16,267,428)	$(7,143,933)	$(1,408,995)	$(905,143)
Class B	(292,649)	(1,268,140)	(748,975)	(257,946)
Class C	(327,193)	(77,302)	(2,882)	—
From net realized gain
Class A	(4,001,915)	—	—	—
Class B	(80,541)	—	—	—
Class C	(70,625)	—	—	—
Total distributions to shareholders	$(21,040,351)	$(8,489,375)	$(2,160,852)	$(1,163,089)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$67,952,820	$49,124,730	$10,055,904	$2,552,239
Class B	4,152,878	3,508,789	866,449	143,069
Class C	10,165,692	8,494,045	422,979	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	13,458,930	4,082,432	692,472	535,565
Class B	229,042	653,183	458,469	152,214
Class C	245,516	50,258	1,800	—
Cost of shares redeemed
Class A	(47,717,026)	(15,301,626)	(3,654,953)	(2,451,138)
Class B	(1,078,139)	(4,416,758)	(3,640,347)	(1,018,300)
Class C	(1,396,835)	(379,377)	—	—
Net asset value of shares exchanged
Class A	88,818	1,913,051	2,091,173	641,204
Class B	(88,818)	(1,913,051)	(2,091,173)	(641,204)
Net increase (decrease) in net assets from Fund share transactions	$46,012,878	$45,815,676	$5,202,773	$(86,351)
Net increase in net assets	$48,312,411	$48,913,635	$5,744,743	$278,139
Net Assets
At beginning of year	$368,542,993	$174,611,387	$52,538,526	$29,535,418
At end of year	$416,855,404	$223,525,022	$58,283,269	$29,813,557
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(430,446)	$(141,004)	$(80,627)	$(23,512)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

For the Year Ended September 30, 2005

Increase (Decrease) in Net Assets	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
From operations —
Net investment income	$10,785,276	$11,083,078	$9,652,194	$756,083
Net realized loss from investment transactions and financial futures contracts	(19,324)	(2,466,798)	(2,787,845)	(157,186)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	694,109	4,070,186	3,175,537	(23,413)
Net increase in net assets from operations	$11,460,061	$12,686,466	$10,039,886	$575,484
Distributions to shareholders —
From net investment income
Class A	$(10,578,683)	$(9,323,084)	$(7,092,033)	$(554,883)
Class B	(119,949)	(1,884,187)	(2,260,423)	(220,732)
Class C	(28,198)	—	—	—
Class I	—	—	(439,196)	—
Total distributions to shareholders	$(10,726,830)	$(11,207,271)	$(9,791,652)	$(775,615)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$19,130,731	$27,715,410	$22,406,898	$2,363,500
Class B	2,869,868	3,469,405	3,746,212	318,576
Class C	1,615,588	—	—	—
Class I	—	—	3,391,032	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,759,743	4,849,574	3,591,350	229,465
Class B	61,671	937,898	1,297,482	109,876
Class C	22,652	—	—	—
Class I	—	—	55,531	—
Cost of shares redeemed
Class A	(29,983,326)	(34,762,082)	(17,234,983)	(1,316,717)
Class B	(1,259,565)	(9,855,660)	(5,110,117)	(704,306)
Class C	(760)	—	—	—
Class I	—	—	(44,109)	—
Net asset value of shares exchanged
Class A	—	3,944,727	4,360,846	386,398
Class B	—	(3,944,727)	(4,360,846)	(386,398)
Net increase (decrease) in net assets from Fund share transactions	$(1,783,398)	$(7,645,455)	$12,099,296	$1,000,394
Net increase (decrease) in net assets	$(1,050,167)	$(6,166,260)	$12,347,530	$800,263
Net Assets
At beginning of year	$229,957,779	$244,541,152	$210,442,836	$17,392,078
At end of year	$228,907,612	$238,374,892	$222,790,366	$18,192,341
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$135,156	$1,007,758	$(186,932)	$(37,528)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

For the Year Ended September 30, 2005

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations —
Net investment income	$16,479,930	$7,987,057	$2,155,138	$1,179,085
Net realized gain (loss) from investment transactions and financial futures contracts	1,445,803	(1,237,105)	(756,560)	(389,632)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(4,561,135)	3,666,707	684,987	216,871
Net increase in net assets from operations	$13,364,598	$10,416,659	$2,083,565	$1,006,324
Distributions to shareholders —
From net investment income
Class A	$(16,534,143)	$(6,517,472)	$(1,255,625)	$(870,739)
Class B	(176,274)	(1,503,467)	(928,103)	(318,660)
Class C	(91,771)	—	—	—
Total distributions to shareholders	$(16,802,188)	$(8,020,939)	$(2,183,728)	$(1,189,399)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$55,144,562	$20,029,849	$5,125,088	$3,716,521
Class B	3,497,638	2,820,248	1,193,077	696,873
Class C	3,984,831	—	—	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,748,841	3,579,144	579,640	521,981
Class B	96,294	782,392	608,924	192,160
Class C	45,751	—	—	—
Cost of shares redeemed
Class A	(40,213,562)	(13,940,212)	(3,873,942)	(1,996,344)
Class B	(175,720)	(3,812,569)	(2,635,480)	(632,568)
Class C	(224,019)	—	—	—
Net asset value of shares exchanged
Class A	155,989	2,628,208	1,420,194	467,908
Class B	(155,989)	(2,628,208)	(1,420,194)	(467,908)
Net increase in net assets from Fund share transactions	$32,904,616	$9,458,852	$997,307	$2,498,623
Net increase in net assets	$29,467,026	$11,854,572	$897,144	$2,315,548
Net Assets
At beginning of year	$339,075,967	$162,756,815	$51,641,382	$27,219,870
At end of year	$368,542,993	$174,611,387	$52,538,526	$29,535,418
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(467,141)	$28,016	$(53,676)	$(40,350)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class A
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.900	$10.860	$10.920		$11.250		$10.880
Income (loss) from operations
Net investment income	$0.486	$0.515	$0.548		$0.542		$0.548
Net realized and unrealized gain (loss)	0.181	0.037	(0.078)		(0.342)		0.352
Total income from operations	$0.667	$0.552	$0.470		$0.200		$0.900
Less distributions
From net investment income	$(0.487)	$(0.512)	$(0.530)		$(0.530)		$(0.530)
Total distributions	$(0.487)	$(0.512)	$(0.530)		$(0.530)		$(0.530)
Net asset value — End of year	$11.080	$10.900	$10.860		$10.920		$11.250
Total Return(3)	6.28%	5.18%	4.42%		1.89%		8.61%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$233,618	$223,528	$227,878		$34,753		$24,863
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.86%	0.88%	0.90	%(4)	0.88	%(4)	0.91	%(4)
Expenses after custodian fee reduction	0.85%	0.87%	0.90	%(4)	0.87	%(4)	0.91	%(4)
Net investment income	4.45%	4.71%	5.09%		4.97%		5.09%
Portfolio Turnover of the Portfolio(5)	—	—	18%		21%		3%
Portfolio Turnover of the Fund	30%	23%	—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.05% to 5.09%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class B
	Year Ended September 30,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.090	$10.060		$10.110		$10.400		$10.050
Income (loss) from operations
Net investment income	$0.374	$0.399		$0.483		$0.481		$0.474
Net realized and unrealized gain (loss)	0.171	0.030		(0.083)		(0.317)		0.327
Total income from operations	$0.545	$0.429		$0.400		$0.164		$0.801
Less distributions
From net investment income	$(0.375)	$(0.399)		$(0.455)		$(0.459)		$(0.455)
Total distributions	$(0.375)	$(0.399)		$(0.455)		$(0.459)		$(0.455)
Contingent deferred sales charges	$—	$—		$0.005		$0.005		$0.004
Net asset value — End of year	$10.260	$10.090		$10.060		$10.110		$10.400
Total Return(3)	5.52%	4.50	%(4)	4.14%		1.73%		8.30%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$4,090	$3,655		$1,983		$212,145		$233,973
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.61%	1.63%		1.10	%(5)	1.09	%(5)	1.24	%(5)
Expenses after custodian fee reduction	1.60%	1.62%		1.10	%(5)	1.08	%(5)	1.24	%(5)
Net investment income	3.70%	3.94%		4.75%		4.79%		4.77%
Portfolio Turnover of the Portfolio(6)	—	—		18%		21%		3%
Portfolio Turnover of the Fund	30%	23%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.73% to 4.77%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class C
	Year Ended September 30,			Period Ended September 30,
	2006(1)	2005(1)		2004(1)(2)
Net asset value — Beginning of period	$10.090	$10.060		$10.000
Income (loss) from operations
Net investment income	$0.366	$0.384		$0.033
Net realized and unrealized gain	0.169	0.045		0.062
Total income from operations	$0.535	$0.429		$0.095
Less distributions
From net investment income	$(0.375)	$(0.399)		$(0.035)
Total distributions	$(0.375)	$(0.399)		$(0.035)
Net asset value — End of period	$10.250	$10.090		$10.060
Total Return(3)	5.42%	4.42	%(4)	0.86%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,933	$1,725		$96
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.61%	1.63%		1.65	%(5)(6)
Expenses after custodian fee reduction	1.60%	1.62%		1.65	%(5)(6)
Net investment income	3.62%	3.78%		4.24	%(6)
Portfolio Turnover of the Portfolio(7)	—	—		18%
Portfolio Turnover of the Fund	30%	23%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, August 31, 2004 to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund — Class A
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.640	$10.580	$10.680		$10.940		$10.630
Income (loss) from operations
Net investment income	$0.490	$0.506	$0.536		$0.548		$0.572
Net realized and unrealized gain (loss)	0.174	0.065	(0.098)		(0.259)		0.287
Total income from operations	$0.664	$0.571	$0.438		$0.289		$0.859
Less distributions
From net investment income	$(0.484)	$(0.511)	$(0.538)		$(0.549)		$(0.549)
Total distributions	$(0.484)	$(0.511)	$(0.538)		$(0.549)		$(0.549)
Net asset value — End of year	$10.820	$10.640	$10.580		$10.680		$10.940
Total Return(3)	6.40%	5.50%	4.18%		2.76%		8.38%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$222,008	$196,300	$193,379		$25,996		$21,866
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.79%	0.82%	0.82	%(4)	0.79	%(4)	0.86	%(4)
Expenses after custodian fee reduction	0.78%	0.81%	0.82	%(4)	0.78	%(4)	0.82	%(4)
Net investment income	4.59%	4.75%	5.09%		5.12%		5.40%
Portfolio Turnover of the Portfolio(5)	—	—	9%		23%		19%
Portfolio Turnover of the Fund	42%	16%	—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.39% to 5.40%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund — Class B
	Year Ended September 30,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.910	$10.840		$10.950		$11.220		$10.900
Income (loss) from operations
Net investment income	$0.421	$0.437		$0.469		$0.482		$0.507
Net realized and unrealized gain (loss)	0.172	0.075		(0.110)		(0.272)		0.293
Total income from operations	$0.593	$0.512		$0.359		$0.210		$0.800
Less distributions
From net investment income	$(0.413)	$(0.442)		$(0.469)		$(0.480)		$(0.480)
Total distributions	$(0.413)	$(0.442)		$(0.469)		$(0.480)		$(0.480)
Net asset value — End of year	$11.090	$10.910		$10.840		$10.950		$11.220
Total Return(3)	5.55%	4.98	%(4)	3.34%		1.93%		7.56%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$35,969	$42,074		$51,162		$236,914		$254,603
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.54%	1.57%		1.57	%(5)	1.54	%(5)	1.61	%(5)
Expenses after custodian fee reduction	1.53%	1.56%		1.57	%(5)	1.53	%(5)	1.57	%(5)
Net investment income	3.85%	4.01%		4.26%		4.39%		4.67%
Portfolio Turnover of the Portfolio(6)	—	—		9%		23%		19%
Portfolio Turnover of the Fund	42%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.66% to 4.67%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund — Class C
	Period Ended September 30, 2006(1)(2)
Net asset value — Beginning of period	$10.970
Income from operations
Net investment income	$0.215
Net realized and unrealized gain	0.118
Total income from operations	$0.333
Less distributions
From net investment income	$(0.223)
Total distributions	$(0.223)
Net asset value — End of period	$11.080
Total Return(3)	3.08%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$643
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.54	%(4)
Expenses after custodian fee reduction	1.53	%(4)
Net investment income	3.53	%(4)
Portfolio Turnover of the Fund	42	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 13, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the year ended September 30, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class A
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.670	$9.660	$9.680		$9.850		$9.550
Income (loss) from operations
Net investment income	$0.432	$0.449	$0.484		$0.492		$0.496
Net realized and unrealized gain (loss)	0.180	0.017	(0.020)		(0.180)		0.285
Total income from operations	$0.612	$0.466	$0.464		$0.312		$0.781
Less distributions
From net investment income	$(0.432)	$(0.456)	$(0.484)		$(0.482)		$(0.481)
Total distributions	$(0.432)	$(0.456)	$(0.484)		$(0.482)		$(0.481)
Net asset value — End of year	$9.850	$9.670	$9.660		$9.680		$9.850
Total Return(3)	6.51%	4.90%	4.92%		3.29%		8.48%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$197,580	$156,382	$143,086		$41,413		$38,857
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.79%	0.79%†	0.81	%(4)	0.81	%(4)	0.82	%(4)
Expenses after custodian fee reduction	0.77%	0.78%†	0.81	%(4)	0.80	%(4)	0.80	%(4)
Net investment income	4.48%	4.62%†	5.05%		5.09%		5.21%
Portfolio Turnover of the Portfolio(5)	—	—	27%		16%		10%
Portfolio Turnover of the Fund	39%	15%	—		—		—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.17% to 5.21%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class B
	Year Ended September 30,
	2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of year	$9.670	(2)	$9.650		$9.680		$9.860		$9.560
Income (loss) from operations
Net investment income	$0.362		$0.378		$0.414		$0.421		$0.427
Net realized and unrealized gain (loss)	0.179		0.026		(0.031)		(0.188)		0.283
Total income from operations	$0.541		$0.404		$0.383		$0.233		$0.710
Less distributions
From net investment income	$(0.361	)(2)	$(0.384)		$(0.413)		$(0.413)		$(0.410)
Total distributions	$(0.361)		$(0.384)		$(0.413)		$(0.413)		$(0.410)
Net asset value — End of year	$9.850		$9.670		$9.650		$9.680		$9.860
Total Return(4)	5.73%		4.39	%(5)	4.07%		2.43%		7.61%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$48,991		$54,708		$59,036		$160,416		$169,602	(2)
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.54%		1.54	%†	1.56	%(6)	1.56	%(6)	1.57	%(6)
Expenses after custodian fee reduction	1.52%		1.53	%†	1.56	%(6)	1.55	%(6)	1.55	%(6)
Net investment income	3.75%		3.88	%†	4.26%		4.35%		4.49%
Portfolio Turnover of the Portfolio(7)	—		—		27%		16%		10%
Portfolio Turnover of the Fund	39%		15%		—		—		—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 1.1146694-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.45% to 4.49%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class C
	Period Ended September 30, 2006(1)(2)
Net asset value — Beginning of period	$9.610
Income from operations
Net investment income	$0.136
Net realized and unrealized gain	0.254
Total income from operations	$0.390
Less distributions
From net investment income	$(0.150)
Total distributions	$(0.150)
Net asset value — End of period	$9.850
Total Return(3)	4.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,825
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.54	%(4)
Expenses after custodian fee reduction	1.52	%(4)
Net investment income	3.40	%(4)
Portfolio Turnover of the Fund	39	%(5)

(1)  Net investment income per share was computed using average share outstanding.

(2)  For the period from the start of business, May 2, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the year ended September 30, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class I
	Year Ended September 30,
	2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of year	$9.670	(2)	$9.650		$9.680		$9.840		$9.550
Income (loss) from operations
Net investment income	$0.453		$0.468		$0.504		$0.512		$0.517
Net realized and unrealized gain (loss)	0.178		0.027		(0.031)		(0.172)		0.272
Total income from operations	$0.631		$0.495		$0.473		$0.340		$0.789
Less distributions
From net investment income	$(0.451	)(2)	$(0.475)		$(0.503)		$(0.500)		$(0.499)
Total distributions	$(0.451)		$(0.475)		$(0.503)		$(0.500)		$(0.499)
Net asset value — End of year	$9.850		$9.670		$9.650		$9.680		$9.840
Total Return(4)	6.72%		5.43	%(5)	5.04%		3.51%		8.55%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$13,227		$11,701		$8,321		$7,608		$8,880
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.59%		0.59	%†	0.61	%(6)	0.61	%(6)	0.62	%(6)
Expenses after custodian fee reduction	0.57%		0.58	%†	0.61	%(6)	0.60	%(6)	0.60	%(6)
Net investment income	4.69%		4.81	%†	5.23%		5.29%		5.44%
Portfolio Turnover of the Portfolio(7)	—		—		27%		16%		10%
Portfolio Turnover of the Fund	39%		15%		—		—		—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 1.0330579-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.40% to 5.44%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.20% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund — Class A
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.610	$9.720	$9.840		$10.000		$9.750
Income (loss) from operations
Net investment income	$0.417	$0.428	$0.455		$0.473		$0.471
Net realized and unrealized gain (loss)	0.075	(0.099)	(0.116)		(0.163)		0.249
Total income from operations	$0.492	$0.329	$0.339		$0.310		$0.720
Less distributions
From net investment income	$(0.412)	$(0.439)	$(0.459)		$(0.470)		$(0.470)
Total distributions	$(0.412)	$(0.439)	$(0.459)		$(0.470)		$(0.470)
Net asset value — End of year	$9.690	$9.610	$9.720		$9.840		$10.000
Total Return(3)	5.26%	3.44%	3.54%		3.21%		7.64%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$15,154	$12,901	$11,379		$2,727		$1,945
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.81%	0.86%	0.84	%(4)	0.81	%(4)	0.90	%(4)
Expenses after custodian fee reduction	0.78%	0.84%	0.83	%(4)	0.79	%(4)	0.88	%(4)
Net investment income	4.34%	4.41%	4.70%		4.81%		4.85%
Portfolio Turnover of the Portfolio(5)	—	—	15%		11%		10%
Portfolio Turnover of the Fund	22%	21%	—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase ratio of net investment income to average net assets from 4.75% to 4.85%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund — Class B
	Year Ended September 30,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.830	$9.940		$10.060		$10.220		$9.970
Income (loss) from operations
Net investment income	$0.354	$0.365		$0.393		$0.409		$0.409
Net realized and unrealized gain (loss)	0.073	(0.100)		(0.119)		(0.163)		0.247
Total income from operations	$0.427	$0.265		$0.274		$0.246		$0.656
Less distributions
From net investment income	$(0.347)	$(0.375)		$(0.394)		$(0.406)		$(0.406)
Total distributions	$(0.347)	$(0.375)		$(0.394)		$(0.406)		$(0.406)
Net asset value — End of year	$9.910	$9.830		$9.940		$10.060		$10.220
Total Return(3)	4.44%	2.86	%(4)	2.79%		2.47%		6.75%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$4,077	$5,291		$6,013		$15,018		$15,202
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.56%	1.61%		1.59	%(5)	1.56	%(5)	1.65	%(5)
Expenses after custodian fee reduction	1.53%	1.59%		1.58	%(5)	1.54	%(5)	1.63	%(5)
Net investment income	3.61%	3.68%		3.93%		4.07%		4.11%
Portfolio Turnover of the Portfolio(6)	—	—		15%		11%		10%
Portfolio Turnover of the Fund	22%	21%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.01% to 4.11%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class A
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.700	$10.800	$10.920		$11.070		$10.610
Income (loss) from operations
Net investment income	$0.476	$0.502	$0.542		$0.539		$0.543
Net realized and unrealized gain (loss)	0.170	(0.090)	(0.049)		(0.165)		0.430
Total income from operations	$0.646	$0.412	$0.493		$0.374		$0.973
Less distributions
From net investment income	$(0.473)	$(0.512)	$(0.587)		$(0.518)		$(0.513)
From net realized gain	(0.123)	—	(0.026)		(0.006)		—
Total distributions	$(0.596)	$(0.512)	$(0.613)		$(0.524)		$(0.513)
Net asset value — End of year	$10.750	$10.700	$10.800		$10.920		$11.070
Total Return(3)	6.29%	3.88%	4.66%		3.54%		9.49%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$393,479	$357,652	$335,153		$42,481		$29,817
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.79%	0.80%	0.82	%(4)	0.80	%(4)	0.82	%(4)
Expenses after custodian fee reduction	0.78%	0.79%	0.82	%(4)	0.80	%(4)	0.82	%(4)
Net investment income	4.50%	4.65%	5.07%		4.99%		5.11%
Portfolio Turnover of the Portfolio(5)	—	—	26%		19%		7%
Portfolio Turnover of the Fund	53%	45%	—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 5.09% to 5.11%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class B
	Year Ended September 30,
	2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of year	$10.700	(2)	$10.800		$10.910		$11.050		$10.590
Income (loss) from operations
Net investment income	$0.396		$0.415		$0.533		$0.494		$0.464
Net realized and unrealized gain (loss)	0.181		(0.083)		(0.084)		(0.169)		0.431
Total income from operations	$0.577		$0.332		$0.449		$0.325		$0.895
Less distributions
From net investment income	$(0.394	)(2)	$(0.432)		$(0.540)		$(0.463)		$(0.435)
From net realized gain	(0.123)		—		(0.024)		(0.006)		—
Total distributions	$(0.517)		$(0.432)		$(0.564)		$(0.469)		$(0.435)
Contingent deferred sales charges	$—		$—		$0.005		$0.004		$—
Net asset value — End of year	$10.760		$10.700		$10.800		$10.910		$11.050
Total Return(4)	5.59%		3.27	%(5)	4.28%		3.08%		8.70%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$9,488		$6,189		$2,984		$307,299		$320,497
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.54%		1.55%		0.93	%(6)	1.23	%(6)	1.57	%(6)
Expenses after custodian fee reduction	1.53%		1.54%		0.93	%(6)	1.23	%(6)	1.57	%(6)
Net investment income(7)	3.74%		3.84%		4.86%		4.58%		4.37%
Portfolio Turnover of the Portfolio	—		—		26%		19%		7%
Portfolio Turnover of the Fund	53%		45%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 1.0812325-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.35% to 4.37%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class C
	Year Ended September 30,
	2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)(3)
Net asset value — Beginning of period	$10.700	(2)	$10.800		$11.070		$11.020
Income (loss) from operations
Net investment income	$0.391		$0.408		$0.448		$0.002
Net realized and unrealized gain (loss)	0.176		(0.077)		(0.222)		0.049
Total income from operations	$0.567		$0.331		$0.226		$0.051
Less distributions
From net investment income	$(0.394	)(2)	$(0.431)		$(0.467)		$(0.001)
From net realized gain	(0.123)		—		(0.029)		—
Total distributions	$(0.517)		$(0.431)		$(0.496)		$(0.001)
Net asset value — End of period	$10.750		$10.700		$10.800		$11.070
Total Return(4)	5.50%		3.20	%(5)	1.99%		0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,871		$4,702		$940		$11
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.54%		1.54%		1.56	%(6)	1.89	%(6)(7)
Expenses after custodian fee reduction	1.53%		1.53%		1.56	%(6)	1.89	%(6)(7)
Net investment income	3.70%		3.78%		4.17%		6.41	%(7)
Portfolio Turnover of the Portfolio(8)	—		—		26%		19%
Portfolio Turnover of the Fund	53%		45%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 0.9075630-for-1 reverse stock split effective on November 11, 2005.

(3)  Class C shares commenced operations on September 30, 2003.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class A
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)		2003		2002(1)(2)
Net asset value — Beginning of year	$9.320	$9.180	$9.230		$9.290		$9.130
Income (loss) from operations
Net investment income	$0.420	$0.464	$0.491		$0.499		$0.490
Net realized and unrealized gain (loss)	0.137	0.142	(0.034)		(0.077)		0.148
Total income from operations	$0.557	$0.606	$0.457		$0.422		$0.638
Less distributions
From net investment income	$(0.427)	$(0.466)	$(0.507)		$(0.482)		$(0.478)
Total distributions	$(0.427)	$(0.466)	$(0.507)		$(0.482)		$(0.478)
Net asset value — End of year	$9.450	$9.320	$9.180		$9.230		$9.290
Total Return(3)	6.15%	6.71%	5.07%		4.73%		7.23%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$182,719	$140,355	$126,212		$15,612		$14,526
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.78%	0.82%	0.85	%(4)	0.81	%(4)	0.84	%(4)
Expenses after custodian fee reduction	0.75%	0.81%	0.85	%(4)	0.80	%(4)	0.83	%(4)
Net investment income	4.53%	4.97%	5.38%		5.46%		5.40%
Portfolio Turnover of the Portfolio(5)	—	—	9%		15%		15%
Portfolio Turnover of the Fund	24%	28%	—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class B
	Year Ended September 30,
	2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of year	$9.320	(2)	$9.180		$9.240		$9.290		$9.140
Income (loss) from operations
Net investment income	$0.353		$0.394		$0.423		$0.433		$0.424
Net realized and unrealized gain (loss)	0.124		0.143		(0.046)		(0.068)		0.136
Total income from operations	$0.477		$0.537		$0.377		$0.365		$0.560
Less distributions
From net investment income	$(0.357	)(2)	$(0.397)		$(0.437)		$(0.415)		$(0.410)
Total distributions	$(0.357)		$(0.397)		$(0.437)		$(0.415)		$(0.410)
Net asset value — End of year	$9.440		$9.320		$9.180		$9.240		$9.290
Total Return(4)	5.25%		6.14	%(5)	4.14%		4.01%		6.30%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$32,512		$34,257		$36,545		$157,077		$167,015
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.53%		1.57%		1.60	%(6)	1.56	%(6)	1.59	%(6)
Expenses after custodian fee reduction	1.50%		1.56%		1.60	%(6)	1.55	%(6)	1.58	%(6)
Net investment income	3.80%		4.23%		4.56%		4.73%		4.67%
Portfolio Turnover of the Portfolio(7)	—		—		9%		15%		15%
Portfolio Turnover of the Fund	24%		28%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 1.1287554-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class C
	Period Ended September 30, 2006(1)(2)
Net asset value — Beginning of period	$9.300
Income from operations
Net investment income	$0.211
Net realized and unrealized gain	0.160
Total income from operations	$0.371
Less distributions
From net investment income	$(0.231)
Total distributions	$(0.231)
Net asset value — End of period	$9.440
Total Return(3)	4.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,294
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.53	%(4)
Expenses after custodian fee reduction	1.50	%(4)
Net investment income	3.45	%(4)
Portfolio Turnover	24	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 3, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the year ended September 30, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class A
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.760	$9.780	$9.760		$10.010		$9.710
Income (loss) from operations
Net investment income	$0.423	$0.441	$0.462		$0.472		$0.472
Net realized and unrealized gain (loss)	0.106	(0.014)	0.028		(0.253)		0.297
Total income from operations	$0.529	$0.427	$0.490		$0.219		$0.769
Less distributions
From net investment income	$(0.429)	$(0.447)	$(0.470)		$(0.469)		$(0.469)
Total distributions	$(0.429)	$(0.447)	$(0.470)		$(0.469)		$(0.469)
Net asset value — End of year	$9.860	$9.760	$9.780		$9.760		$10.010
Total Return(3)	5.56%	4.44%	5.13%		2.29%		8.21%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$39,291	$29,745	$26,558		$11,701		$10,169
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.75%	0.77%	0.77	%(4)	0.74	%(4)	0.75	%(4)
Expenses after custodian fee reduction	0.72%	0.75%	0.77	%(4)	0.73	%(4)	0.72	%(4)
Net investment income	4.34%	4.49%	4.74%		4.82%		4.89%
Portfolio Turnover of the Portfolio(5)	—	—	16%		19%		13%
Portfolio Turnover of the Fund	34%	15%	—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.87% to 4.89%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class B
	Year Ended September 30,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.980	$10.000		$9.990		$10.250		$9.940
Income (loss) from operations
Net investment income	$0.361	$0.377		$0.401		$0.409		$0.410
Net realized and unrealized gain (loss)	0.103	(0.015)		0.016		(0.262)		0.307
Total income from operations	$0.464	$0.362		$0.417		$0.147		$0.717
Less distributions
From net investment income	$(0.364)	$(0.382)		$(0.407)		$(0.407)		$(0.407)
Total distributions	$(0.364)	$(0.382)		$(0.407)		$(0.407)		$(0.407)
Net asset value — End of year	$10.080	$9.980		$10.000		$9.990		$10.250
Total Return(3)	4.76%	3.83	%(4)	4.25%		1.48%		7.42%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$18,564	$22,793		$25,084		$42,930		$44,513
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.50%	1.52%		1.52	%(5)	1.49	%(5)	1.50	%(5)
Expenses after custodian fee reduction	1.47%	1.50%		1.52	%(5)	1.48	%(5)	1.47	%(5)
Net investment income	3.62%	3.76%		4.00%		4.08%		4.14%
Portfolio Turnover of the Portfolio(6)	—	—		16%		19%		13%
Portfolio Turnover of the Fund	34%	15%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.12% to 4.14%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class C
	Period Ended September 30, 2006(1)(2)
Net asset value — Beginning of period	$10.040
Income from operations
Net investment income	$0.173
Net realized and unrealized gain	0.065
Total income from operations	$0.238
Less distributions
From net investment income	$(0.188)
Total distributions	$(0.188)
Net asset value — End of period	$10.090
Total Return(3)	2.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$428
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.50	%(4)
Expenses after custodian fee reduction	1.47	%(4)
Net investment income	3.23	%(4)
Portfolio Turnover of the Fund	34	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 20, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis.

(4)  Annualized.

(5)  For the year ended September 30, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund — Class A
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)		2003		2002(1)(2)
Net asset value — Beginning of year	$9.750	$9.810	$9.880		$10.130		$9.750
Income (loss) from operations
Net investment income	$0.415	$0.434	$0.462		$0.468		$0.465
Net realized and unrealized gain (loss)	0.110	(0.053)	(0.081)		(0.253)		0.380
Total income from operations	$0.525	$0.381	$0.381		$0.215		$0.845
Less distributions
From net investment income	$(0.405)	$(0.441)	$(0.451)		$(0.465)		$(0.465)
Total distributions	$(0.405)	$(0.441)	$(0.451)		$(0.465)		$(0.465)
Net asset value — End of year	$9.870	$9.750	$9.810		$9.880		$10.130
Total Return(3)	5.53%	3.95%	3.94%		2.23%		8.97%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$22,812	$21,249	$18,670		$3,522		$3,517
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.75%	0.79%	0.79	%(4)	0.73	%(4)	0.78	%(4)
Expenses after custodian fee reduction	0.72%	0.78%	0.78	%(4)	0.71	%(4)	0.77	%(4)
Net investment income	4.26%	4.42%	4.73%		4.74%		4.78%
Portfolio Turnover of the Portfolio(5)	—	—	12%		21%		19%
Portfolio Turnover of the Fund	36%	21%	—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.75% to 4.78%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund — Class B
	Year Ended September 30,
	2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of year	$9.930	$10.000		$10.080		$10.340		$9.950
Income (loss) from operations
Net investment income	$0.350	$0.378		$0.395		$0.402		$0.403
Net realized and unrealized gain (loss)	0.118	(0.073)		(0.087)		(0.261)		0.388
Total income from operations	$0.468	$0.305		$0.308		$0.141		$0.791
Less distributions
From net investment income	$(0.338)	$(0.375)		$(0.388)		$(0.401)		$(0.401)
Total distributions	$(0.338)	$(0.375)		$(0.388)		$(0.401)		$(0.401)
Net asset value — End of year	$10.060	$9.930		$10.000		$10.080		$10.340
Total Return(3)	4.82%	3.26	%(4)	3.09%		1.41%		8.17%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$7,002	$8,287		$8,550		$23,634		$23,701
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.50%	1.54%		1.55	%(5)	1.48	%(5)	1.53	%(5)
Expenses after custodian fee reduction	1.47%	1.53%		1.54	%(5)	1.46	%(5)	1.52	%(5)
Net investment income	3.53%	3.78%		3.91%		3.99%		4.05%
Portfolio Turnover of the Portfolio(6)	—	—		12%		21%		19%
Portfolio Turnover of the Fund	36%	21%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.02% to 4.05%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, eight of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund), (individually, the Fund, collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund primarily invests in investment grade municipal obligations, but may also invest in lower rated obligations. The Mississippi Fund and the West Virginia Fund offer two classes of shares. The California Fund, Florida Fund, New York Fund, Ohio Fund and the Rhode Island Fund offer three classes of shares. The Massachusetts Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares of the Funds, and Class C shares of California Fund, Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund, are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Funds automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Class I shares of the Massachusetts Fund are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2006, the following Funds, for federal income tax purposes, had capital loss carryovers which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Florida	$1,523,246	September 30, 2010

	5,188,570	September 30, 2013

Massachusetts	856,779	September 30, 2010

	1,430,573	September 30, 2011

	355,911	September 30, 2012

	1,751,809	September 30, 2013

Eaton Vance Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund	Amount	Expires
Mississippi	$3,745	September 30, 2012

	306,988	September 30, 2013

Ohio	1,257,471	September 30, 2010

	6,140,842	September 30, 2011

	1,709,089	September 30, 2013

Rhode Island	221,880	September 30, 2009

	21,737	September 30, 2010

	90,400	September 30, 2011

	439,807	September 30, 2013

West Virginia	102,630	September 29, 2009

	211,865	September 30, 2010

	596,125	September 29, 2013

Dividends paid by each Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at September 30, 2006, Massachusetts Fund, Ohio Fund and West Virginia Fund had net capital losses of $825,101, $54,533 and $5,385, respectively, attributable to security transactions incurred after October 31, 2005. These capital losses are treated as arising on the first day of each Fund's taxable year ending September 30, 2007.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes semi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I    Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses

Eaton Vance Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statements of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

  2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended September 30, 2006 and September 30, 2005 was as follows:

Year Ended 9/30/06	California	Florida	Massachusetts	Mississippi
Distributions declared from:
Tax-exempt income	$10,215,813	$10,901,178	$10,291,224	$768,015
Ordinary income	$—	$48,048	$—	$4,034
Year Ended 9/30/05	California	Florida	Massachusetts	Mississippi
Distributions declared from:
Tax-exempt income	$10,638,435	$11,199,488	$9,777,695	$756,453
Ordinary income	$88,395	$7,783	$13,957	$19,162
Year Ended 9/30/06	New York	Ohio	Rhode Island	West Virginia
Distributions declared from:
Tax-exempt income	$16,862,793	$8,486,588	$2,151,704	$1,163,089
Ordinary income	$24,477	$2,787	$9,148	$—
Long-term capital gains	$4,153,081	$—	$—	$—
Year Ended 9/30/05	New York	Ohio	Rhode Island	West Virginia
Distributions declared from:
Tax-exempt income	$16,430,320	$8,016,588	$2,183,728	$1,167,781
Ordinary income	$371,868	$4,351	$—	$21,618

Eaton Vance Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

During the year ended September 30, 2006, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

	California	Florida	Massachusetts	Mississippi
Increase (decrease): Paid in capital	$(1)	$—	$—	$(2,653)
Accumulated net realized gain/(loss) on investments	$150,719	$24,375	$68,514	$8,798
Accumulated undistributed income	$(150,718)	$(24,375)	$(68,514)	$(6,145)
	New York	Ohio	Rhode Island	West Virginia
Increase (decrease): Paid in capital	$306,397	$(16,452)	$—	$—
Accumulated net realized gain/(loss) on investments	$(234,110)	$81,041	$261	$14,379
Accumulated undistributed income	$(72,287)	$(64,589)	$(261)	$(14,379)

These changes had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	California	Florida	Massachusetts	Mississippi
Undistributed Income	$323,210	$1,537,833	$219,682	$—
Capital loss carryforward	$—	$(6,711,816)	$(4,395,072)	$(310,733)
Accumulated undistributed net realized gain	$4,030,964	$—	$—	$—
Unrealized gain/(loss)	$22,778,695	$23,079,972	$21,210,986	$1,232,681
Other temporary differences	$630,366	$670,170	$300,989	$16,308

	New York	Ohio	Rhode Island	West Virginia
Undistributed Income	$260,592	$183,259	$1,819	$14,478
Capital loss carryforward	$—	$(9,107,402)	$(773,824)	$(910,620)
Accumulated undistributed net realized gain	$1,982,319	$—	$—	$—
Unrealized gain/(loss)	$31,974,309	$16,676,159	$3,311,815	$1,791,637
Other temporary differences	$1,613,579	$(244,885)	$191,814	$116,610

  3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	California Fund
	Year Ended September 30,
Class A	2006	2005
Sales	2,923,207	1,748,102
Issued to shareholders electing to receive payments of distributions in Fund shares	501,288	527,257
Redemptions	(2,858,517)	(2,742,888)
Exchange from Class B shares	10,952	—
Net increase (decrease)	576,930	(467,529)
	California Fund
	Year Ended September 30,
Class B	2006	2005
Sales	130,196	283,677
Issued to shareholders electing to receive payments of distributions in Fund shares	6,864	6,097
Redemptions	(88,682)	(124,786)
Exchange to Class A shares	(11,829)	—
Net increase	36,549	164,988

Eaton Vance Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

	California Fund
	Year Ended September 30,
Class C	2006	2005
Sales	353,834	159,261
Issued to shareholders electing to receive payments of distributions in Fund shares	7,759	2,236
Redemptions	(51,450)	(75)
Net increase	310,143	161,422
	Florida Fund
	Year Ended September 30,
Class A	2006	2005
Sales	4,655,592	2,607,646
Issued to shareholders electing to receive payments of distributions in Fund shares	483,287	455,479
Redemptions	(3,449,888)	(3,267,014)
Exchange from Class B shares	390,471	370,654
Net increase	2,079,462	166,765
	Florida Fund
	Year Ended September 30,
Class B	2006	2005
Sales	207,293	318,581
Issued to shareholders electing to receive payments of distributions in Fund shares	62,917	85,963
Redemptions	(502,195)	(904,015)
Exchange to Class A shares	(380,876)	(361,531)
Net decrease	(612,861)	(861,002)
	Florida Fund
	Year Ended September 30,
Class C	2006(1)	2005
Sales	61,121	—
Issued to shareholders electing to receive payments of distributions in Fund shares	136	—
Redemptions	(3,214)	—
Net increase	58,043	—

	Massachusetts Fund
	Year Ended September 30,
Class A	2006	2005
Sales	5,947,826	2,306,631
Issued to shareholders electing to receive payments of distributions in Fund shares	407,730	369,383
Redemptions	(2,855,747)	(1,770,686)
Exchange from Class B shares	383,209	448,223
Net increase	3,883,018	1,353,551
	Massachusetts Fund
	Year Ended September 30,
Class B	2006(2)	2005(2)
Sales	258,255	385,366
Issued to shareholders electing to receive payments of distributions in Fund shares	110,071	133,478
Redemptions	(671,372)	(526,873)
Exchange to Class A shares	(381,152)	(447,900)
Net decrease	(684,198)	(455,929)
	Massachusetts Fund
	Year Ended September 30,
Class C	2006(3)	2005
Sales	296,719	—
Issued to shareholders electing to receive payments of distributions in Fund shares	858	—
Redemptions	(10,627)	—
Net increase	286,950	—
	Massachusetts Fund
	Year Ended September 30,
Class I	2006(2)	2005(2)
Sales	214,943	347,103
Issued to shareholders electing to receive payments of distributions in Fund shares	17,153	5,714
Redemptions	(99,575)	(4,553)
Net increase	132,521	348,264

Eaton Vance Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

	Mississippi Fund
	Year Ended September 30,
Class A	2006	2005
Sales	355,323	242,642
Issued to shareholders electing to receive payments of distributions in Fund shares	27,750	23,665
Redemptions	(202,461)	(135,086)
Exchange from Class B shares	40,983	39,895
Net increase	221,595	171,116
	Mississippi Fund
	Year Ended September 30,
Class B	2006	2005
Sales	8,576	31,952
Issued to shareholders electing to receive payments of distributions in Fund shares	8,526	11,078
Redemptions	(103,928)	(70,914)
Exchange to Class A shares	(40,062)	(38,868)
Net decrease	(126,888)	(66,752)
	New York Fund
	Year Ended September 30,
Class A	2006	2005
Sales	6,415,756	5,104,214
Issued to shareholders electing to receive payments of distributions in Fund shares	1,276,111	995,695
Redemptions	(4,514,572)	(3,726,421)
Exchange from Class B shares	8,667	14,455
Net increase	3,185,962	2,387,943
	New York Fund
	Year Ended September 30,
Class B	2006(4)	2005(4)
Sales	392,545	323,682
Issued to shareholders electing to receive payments of distributions in Fund shares	21,695	8,918
Redemptions	(102,685)	(16,248)
Exchange to Class A shares	(8,265)	(14,439)
Net increase	303,290	301,913

	New York Fund
	Year Ended September 30,
Class C	2006(5)	2005(5)
Sales	961,161	369,019
Issued to shareholders electing to receive payments of distributions in Fund shares	23,257	4,237
Redemptions	(132,016)	(20,701)
Net increase	852,402	352,555
	Ohio Fund
	Year Ended September 30,
Class A	2006	2005
Sales	5,285,759	2,138,708
Issued to shareholders electing to receive payments of distributions in Fund shares	439,242	383,474
Redemptions	(1,649,373)	(1,495,097)
Exchange from Class B shares	206,014	282,026
Net increase	4,281,642	1,309,111
	Ohio Fund
	Year Ended September 30,
Class B	2006(6)	2005(6)
Sales	378,311	301,447
Issued to shareholders electing to receive payments of distributions in Fund shares	70,353	83,921
Redemptions	(477,282)	(408,871)
Exchange to Class A shares	(205,711)	(282,066)
Net decrease	(234,329)	(305,569)
	Ohio Fund
	Year Ended September 30,
Class C	2006(7)	2005
Sales	914,054	—
Issued to shareholders electing to receive payments of distributions in Fund shares	5,388	—
Redemptions	(40,771)	—
Net increase	878,671	—

Eaton Vance Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

	Rhode Island Fund
	Year Ended September 30,
Class A	2006	2005
Sales	1,027,155	522,864
Issued to shareholders electing to receive payments of distributions in Fund shares	70,976	59,099
Redemptions	(375,107)	(394,304)
Exchange from Class B shares	214,473	144,632
Net increase	937,497	332,291
	Rhode Island Fund
	Year Ended September 30,
Class B	2006	2005
Sales	86,760	118,881
Issued to shareholders electing to receive payments of distributions in Fund shares	45,979	60,683
Redemptions	(365,523)	(262,398)
Exchange to Class A shares	(209,611)	(141,365)
Net decrease	(442,395)	(224,199)
	Rhode Island Fund
	Year Ended September 30,
Class C	2006(8)	2005
Sales	42,251	—
Issued to shareholders electing to receive payments of distributions in Fund shares	180	—
Net increase	42,431	—
	West Virginia Fund
	Year Ended September 30,
Class A	2006	2005
Sales	262,500	378,932
Issued to shareholders electing to receive payments of distributions in Fund shares	55,037	53,244
Redemptions	(252,069)	(203,099)
Exchange from Class B shares	66,082	47,713
Net increase	131,550	276,790

	West Virginia Fund
	Year Ended September 30,
Class B	2006	2005
Sales	14,412	69,723
Issued to shareholders electing to receive payments of distributions in Fund shares	15,352	19,235
Redemptions	(102,973)	(63,090)
Exchange to Class A shares	(64,802)	(46,804)
Net decrease	(138,011)	(20,936)

(1) Class C shares of the Florida Fund commenced operations on March 13, 2006.

(2) Transactions have been restated or adjusted to reflect the effects of a 1.1146694-for-1 stock split on Class B shares and a 1.0330579-for-1 stock split on Class I shares effective on November 11, 2005.

(3) Class C shares of the Massachusetts Fund commenced operations on May 2, 2006.

(4) Transactions have been restated or adjusted to reflect the effects of a 1.0812325-for-1 stock split on Class B shares effective on November 11, 2005.

(5) Transactions have been restated or adjusted to reflect the effects of a 0.9075630-for-1 reverse stock split on Class C shares effective on November 11, 2005.

(6) Transactions have been restated or adjusted to reflect the effects of a 1.1287554-for-1 stock split on Class B shares effective on November 11, 2005.

(7) Class C shares of the Ohio Fund commenced operations on February 3, 2006.

(8) Class C shares of the Rhode Island Fund commenced operations on March 20, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2006, each Fund paid or accrued advisory fees as follows:

Fund	Amount	Effective Rate*
California	$1,050,891	0.46%
Florida	1,052,340	0.42%
Massachusetts	996,816	0.42%

Eaton Vance Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund	Amount	Effective Rate*
Mississippi	$28,376	0.15%
New York	1,648,860	0.43%
Ohio	781,859	0.41%
Rhode Island	147,289	0.28%
West Virginia	57,714	0.20%

* Advisory fees paid as a percentage of average daily net assets.

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2006, no significant amounts have been deferred. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2006, EVM received $4,915, $6,077, $6,260, $633, $9,719, $6,101, $1,630, and $1,105 in sub-transfer agent fees from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund, and West Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $21,213, $26,506, $33,855, $2,663, $38,327, $51,631, $5,067, and $5,330 from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund, and West Virginia Fund, respectively, as its portion of the sales charge of Class A shares for the year ended September 30, 2006.

Certain officers and Trustees of the Funds are officers of the above organizations.

  5  Distribution Plans

Class A of each Fund has in effect a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Class A Plan). The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% of each Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20%, (0.25% for the California Fund) annually of each Fund's average daily net assets attributable to Class A each fiscal year. Distribution and service fees paid or accrued for the year ended September 30, 2006, amounted to $558,137, $416,756, $345,407, $28,091, $726,878, $311,567, $64,109 and $43,503, for Class A shares of California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund. Each Fund also has in effect distribution plans for Class B shares (Class B Plan) pursuant to Rule 12b-1. In addition, the California Fund, Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund each has in effect a distribution plan for Class C (Class C Plan) pursuant to Rule 12b-1under the Investment Company Act of 1940. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of each Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to each Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by a Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid or payable to EVD by each respective class. The California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued $28,139, $298,020, $390,772, $35,496, $59,103, $247,408, $153,370 and $56,700, respectively, for Class B shares, to or payable to EVD for the year ended September 30, 2006, representing 0.75% of the average daily net assets for Class B shares. The California Fund, Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund paid or accrued $21,251, $1,085, $3,069, $66,423, $15,953 and $637, respectively, for Class C shares, to or payable to EVD for the year ended September 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class C shares. At September 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund,

Eaton Vance Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Ohio Fund, Rhode Island Fund and West Virginia Fund were approximately $99,000, $883,000, $747,000, $478,000, $288,000, $206,000, $1,059,000 and $546,000, respectively for Class B shares, and the amount of Uncovered Distribution Charges of EVD calculated under the Plans for the California Fund, Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund were approximately $281,000, $34,000, $173,000, $715,000, $515,000 and $26,000, respectively, for Class C shares. The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.20% (0.25% for the California Fund) annually of each Fund's average daily net assets attributable to Class B and Class C, if applicable, for each fiscal year. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the year ended September 30, 2006, amounted to $9,380, $79,472, $104,206, $9,480, $15,761, $65,976, $40,899 and $15,120, for the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, for Class B shares. Service fees paid or accrued for the year ended September 30, 2006, amounted to $7,084, $287, $820, $17,713, $4,237 and $167, for the California Fund, Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund, respectively, for Class C shares.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and, if applicable, Class C Plan (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $27,000, $1,000, $17,000 and $1,000 of CDSC paid by Class A shareholders of California Fund, Florida Fund, Massachusetts Fund and New York Fund, respectively, and $11,000, $62,000, $94,000, $12,000, $37,000, $87,000, $38,000 and $27,000 of CDSC paid by Class B shareholders of California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, for the year ended September 30, 2006. EVD received approximately $1,000, $3,000, and $2,000 of CDSC paid by Class C shareholders of the California Fund, New York Fund, and Ohio Fund, respectively, for the year ended September 30, 2006.

  7  Investments

Purchases and sales of investments, other than U.S. Government securities, and short-term obligations, for the year ended September 30, 2006 were as follows:

California Fund
Purchases	$74,061,500
Sales	68,130,872
Florida Fund
Purchases	$116,581,746
Sales	104,400,512
Massachusetts Fund
Purchases	$123,527,833
Sales	93,324,904
Mississippi Fund
Purchases	$5,325,393
Sales	4,119,762

Eaton Vance Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

New York Fund
Purchases	$221,834,037
Sales	200,226,731
Ohio Fund
Purchases	$94,144,344
Sales	44,999,396
Rhode Island Fund
Purchases	$22,160,244
Sales	17,532,646
West Virginia Fund
Purchases	$10,523,277
Sales	10,363,980

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Fund at September 30, 2006, as determined on a federal income tax basis, were as follows:

California Fund
Aggregate cost	$214,311,836
Gross unrealized appreciation	$24,559,636
Gross unrealized depreciation	(778,301)
Net unrealized appreciation	$23,781,335
Florida Fund
Aggregate cost	$232,483,948
Gross unrealized appreciation	$24,639,694
Gross unrealized depreciation	(488,898)
Net unrealized appreciation	$24,150,796
Massachusetts Fund
Aggregate cost	$236,670,165
Gross unrealized appreciation	$23,556,840
Gross unrealized depreciation	(768,859)
Net unrealized appreciation	$22,787,981

Mississippi Fund
Aggregate cost	$17,979,678
Gross unrealized appreciation	$1,500,307
Gross unrealized depreciation	(206,394)
Net unrealized appreciation	$1,293,913
New York Fund
Aggregate cost	$381,025,668
Gross unrealized appreciation	$35,366,203
Gross unrealized depreciation	(1,016,157)
Net unrealized appreciation	$34,350,046
Ohio Fund
Aggregate cost	$206,238,713
Gross unrealized appreciation	$17,051,945
Gross unrealized depreciation	(241,874)
Net unrealized appreciation	$16,810,071
Rhode Island Fund
Aggregate cost	$53,663,821
Gross unrealized appreciation	$3,657,227
Gross unrealized depreciation	(71,152)
Net unrealized appreciation	$3,586,075
West Virginia Fund
Aggregate cost	$27,696,096
Gross unrealized appreciation	$2,011,942
Gross unrealized depreciation	(60,320)
Net unrealized appreciation	$1,951,622

  9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of

Eaton Vance Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2006, the Florida Fund, the Mississippi Fund and the West Virginia Fund had a balance outstanding pursuant to this line of credit of $300,000, $300,000, and $200,000, respectively. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2006.

  10  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2006 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
California	12/06	553 U.S. Treasury Bond	Short	$(61,158,016)	$(62,160,656)	$(1,002,640)
Florida	12/06	591 U.S. Treasury Bond	Short	$(65,361,270)	$(66,432,094)	$(1,070,824)
Massachusetts	12/06	690 U.S. Treasury Bond	Short	$(75,983,318)	$(77,560,313)	$(1,576,995)
Mississippi	12/06	21 U.S. Treasury Bond	Short	$(2,309,746)	$(2,360,531)	$(50,785)
New York	12/06	896 U.S. Treasury Bond	Short	$(98,549,194)	$(100,716,000)	$(2,166,806)
Ohio	12/06	310 U.S. Treasury Bond	Short	$(34,712,026)	$(34,845,938)	$(133,912)
Rhode Island	12/06	120 U.S. Treasury Bond	Short	$(13,214,490)	$(13,488,750)	$(274,260)
West Virginia	12/06	70 U.S. Treasury Bond	Short	$(7,708,453)	$(7,868,438)	$(159,985)

At September 30, 2006, the Mississippi Fund and the New York Fund had each entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc., whereby the Funds make semi-annual payments at a fixed rate equal to 4.176% on the notional amount of $800,000 and $16,000,000, respectively. In exchange, the Funds receive semi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The effective date of each interest rate swap is April 2, 2007. The value of each contract, which both terminate on April 2, 2037, is recorded as a payable for open swap contracts of $10,447 and $208,931 for the Mississippi Fund and the New York Fund, respectively, on September 30, 2006.

At, September 30, 2006, the Funds had sufficient cash and/or securities to cover margin requirements under these contracts.

  11  Stock Split/Reverse Stock Split

On October 17, 2005, the Trustees of the Trust approved a stock split for Class B and I shares of Massachusetts Fund, Class B shares of New York Fund and Class B shares of Ohio Fund and a reverse stock split for Class C shares of New York Fund, effective November 11, 2005. Each stock split and reverse stock split had no impact on the overall value of a shareholder's investment in a Fund. The conversion ratios were as follows:

Stock Split
Massachusetts Fund — Class B	1.1146694 for 1
Massachusetts Fund — Class I	1.0330579 for 1
New York Fund — Class B	1.0812325 for 1
Ohio Fund — Class B	1.1287554 for 1
Reverse Stock Split
New York — Class C	0.9075630 for 1

  12  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

Eaton Vance Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Eaton Vance Municipals Funds as of September 30, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund (individually, the "Fund", collectively, the "Funds") (certain of the series of Eaton Vance Municipals Trust) as of September 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Municipals Trust as of September 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2006

Eaton Vance Municipals Funds as of September 30, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Eaton Vance California Municipals Fund	100.00%
Eaton Vance Florida Municipals Fund	99.57%
Eaton Vance Massachusetts Municipals Fund	100.00%
Eaton Vance Mississippi Municipals Fund	99.82%
Eaton Vance New York Municipals Fund	99.86%
Eaton Vance Ohio Municipals Fund	99.97%
Eaton Vance Rhode Island Municipals Fund	99.58%
Eaton Vance West Virginia Municipals Fund	100.00%

Capital Gains Dividends — The New York Fund designates $4,153,081 as a capital gain dividend.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Municipals Fund

•  Eaton Vance Florida Municipals Fund

•  Eaton Vance Massachusetts Municipals Fund

•  Eaton Vance Mississippi Municipals Fund

•  Eaton Vance New York Municipals Fund

•  Eaton Vance Ohio Municipals Fund

•  Eaton Vance Rhode Island Municipals Fund

•  Eaton Vance West Virginia Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreements for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees").

As part of its review, the Board considered each Fund's management fee and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter, the Funds' placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee and Vice President	Since 1985	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 168 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	168	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	168	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee since 1986 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	168	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	168	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	168	None

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	168	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	168	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	168	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 168 registered investment companies managed by EVM and BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 168 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 168 registered investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2005, Mr. MacIntosh served as Vice President since 1993 and Ms. Campbell served as Assistant Treasurer since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

This Page Intentionally Left Blank

Fund Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

438-11/06  MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance National Municipal Fund, Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance West Virginia Municipals Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 28 series (the “Series”).  The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2005 and September 30, 2006 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance National Municipals Fund

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$62,215	$64,650

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,065	$7,230

All Other Fees(3)	$0	$0

Total	$70,280	$71,880

Eaton Vance California Municipals Fund

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$42,360	$44,000

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,065	$7,230

All Other Fees(3)	$0	$0

Total	$50,425	$51,230

Eaton Vance Florida Municipals Fund

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$42,360	$44,800

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,065	$7,230

All Other Fees(3)	$0	$0

Total	$50,425	$52,030

Eaton Vance Massachusetts Municipals Fund

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$42,360	$44,800

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,065	$7,230

All Other Fees(3)	$0	$0

Total	$50,425	$52,030

Eaton Vance Mississippi Municipals Fund

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$20,225	$20,980

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,065	$7,230

All Other Fees(3)	$0	$0

Total	$28,290	$28,210

Eaton Vance New York Municipals Fund

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$42,360	$44,000

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,065	$7,230

All Other Fees(3)	$0	$0

Total	$50,425	$51,230

Eaton Vance Ohio Municipals Fund

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$29,680	$31,620

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,065	$7,230

All Other Fees(3)	$0	$0

Total	$37,745	$38,850

Eaton Vance Rhode Island Municipals Fund

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$25,345	$27,110

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,065	$7,230

All Other Fees(3)	$0	$0

Total	$33,410	$34,340

Eaton Vance West Virginia Municipals Fund

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$22,825	$23,690

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,065	$7,230

All Other Fees(3)	$0	$0

Total	$30,890	$30,920

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30).  The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/05	8/31/05	9/30/05	7/31/06	8/31/06	9/30/06

Audit Fees	$210,740	$305,885	$329,730	$223,620	$301,930	$345,650

Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0

Tax Fees(2)	$69,090	$118,440	$64,520	$50,610	$86,760	$65,070

All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$279,830	$424,325	$394,250	$274,260	$388,690	$410,720

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended September 30, 2005 and September 30, 2006, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Series, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/05	8/31/05	9/30/05	7/31/06	8/31/06	9/30/06

Registrant(1)	$69,090	$118,440	$64,520	$50,610	$86,760	$65,070

Eaton Vance (2)	$316,143	$98,305	$223,443	$42,100	$42,100	$72,100

(1)          Includes all of the Series of the Trust.

(2)          The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 17, 2006

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	November 17, 2006